                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4009
-------------------------------------------------------------------------------

                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.

                                            [Graphic Omitted]

                                            PROFESSIONALLY MANAGED COMBINATION
                                                      FIXED/VARIABLE ANNUITIES
                                                  FOR PERSONAL INVESTMENTS AND
                                                    QUALIFIED RETIREMENT PLANS

                        SEMIANNUAL REPORT o JUNE 30, 2006

              Capital Appreciation Variable Account
              Global Governments Variable Account
              Government Securities Variable Account
              High Yield Variable Account
              Money Market Variable Account
              Total Return Variable Account

                                                                     Issued by
                                  Sun Life Assurance Company of Canada (U.S.),
                                                  A Wholly Owned Subsidiary of
                                      Sun Life of Canada (U.S.) Holdings, Inc.

TABLE OF CONTENTS

Letter from the CEO of MFS ........................................          1
Portfolio Composition .............................................          2
Portfolio of Investments ..........................................          8
Financial Statements ..............................................         26
Notes to Financial Statements .....................................         43
Investment Advisor ................................................ Back Cover
Custodian and Dividend Disbursing Agent ........................... Back Cover
Board Review of Investment Advisory Agreement ..................... Back Cover
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover

------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  NOT FDIC INSURED    MAY LOSE VALUE    NO BANK OR CREDIT UNION GUARANTEE
  NOT A DEPOSIT   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- CAPITAL APPRECIATION VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE

              Common Stocks                              95.2%
              Cash & Other Net Assets                     4.8%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.3%
              ------------------------------------------------
              General Electric Co.                        3.1%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       3.0%
              ------------------------------------------------
              Intel Corp.                                 2.5%
              ------------------------------------------------
              Google, Inc., "A"                           2.4%
              ------------------------------------------------
              Corning, Inc.                               2.4%
              ------------------------------------------------
              Procter & Gamble Co.                        2.3%
              ------------------------------------------------
              Johnson & Johnson                           2.1%
              ------------------------------------------------
              Genzyme Corp.                               2.0%
              ------------------------------------------------
              Samsung Electronics Co. Ltd., GDR           1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 25.7%
              ------------------------------------------------
              Health Care                                18.4%
              ------------------------------------------------
              Retailing                                  12.4%
              ------------------------------------------------
              Industrial Goods & Services                 8.1%
              ------------------------------------------------
              Leisure                                     6.1%
              ------------------------------------------------
              Special Products & Services                 5.7%
              ------------------------------------------------
              Financial Services                          5.7%
              ------------------------------------------------
              Consumer Staples                            4.2%
              ------------------------------------------------
              Energy                                      3.4%
              ------------------------------------------------
              Transportation                              2.2%
              ------------------------------------------------
              Basic Materials                             1.4%
              ------------------------------------------------
              Autos & Housing                             1.1%
              ------------------------------------------------
              Utilities & Communications                  0.8%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GOVERNMENTS VARIABLE ACCOUNT

           PORTFOLIO STRUCTURE (i)

           Bonds                                              83.5%
           Cash & Other Net Assets                            16.5%

           FIXED INCOME SECTORS (i)

           Non-U.S. Government Bonds                          59.9%
           --------------------------------------------------------
           Commercial Mortgage-Backed Securities               7.9%
           --------------------------------------------------------
           U.S. Government Agencies                            7.8%
           --------------------------------------------------------
           U.S. Treasury Securities                            5.0%
           --------------------------------------------------------
           Emerging Market Debt                                2.7%
           --------------------------------------------------------
           Mortgage-Backed Securities                          0.2%
           --------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           AAA                                                80.3%
           --------------------------------------------------------
           AA                                                 14.3%
           --------------------------------------------------------
           A                                                   2.2%
           --------------------------------------------------------
           BBB                                                 3.2%
           --------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                                 4.4
           --------------------------------------------------------
           Average Life (m)                                7.4 yrs.
           --------------------------------------------------------
           Average Maturity (m)                            9.6 yrs.
           --------------------------------------------------------
           Average Credit Quality of Rated Securities(a)        AA+
           --------------------------------------------------------
           Average Short Term Credit Quality                    A-1
           --------------------------------------------------------

           COUNTRY WEIGHTINGS (i)

           United States                                      37.2%
           --------------------------------------------------------
           Germany                                            15.6%
           --------------------------------------------------------
           United Kingdom                                     14.5%
           --------------------------------------------------------
           Japan                                              10.5%
           --------------------------------------------------------
           France                                              3.7%
           --------------------------------------------------------
           Finland                                             3.4%
           --------------------------------------------------------
           Ireland                                             2.2%
           --------------------------------------------------------
           Canada                                              2.1%
           --------------------------------------------------------
           Belgium                                             2.0%
           --------------------------------------------------------
           Other Countries                                     8.8%
           --------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GOVERNMENT SECURITIES VARIABLE ACCOUNT

           PORTFOLIO STRUCTURE (i)

           Bonds                                            96.5%
           Cash & Other Net Assets                           3.5%

           FIXED INCOME SECTORS (i)

           Mortgage-Backed Securities                       52.7%
           ------------------------------------------------------
           U.S. Government Agencies                         38.1%
           ------------------------------------------------------
           U.S. Treasury Securities                          5.7%
           ------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           AAA                                               99.2
           ------------------------------------------------------
           Not Rated                                          0.8
           ------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                               4.5
           ------------------------------------------------------
           Average Life (m)                              7.7 yrs.
           ------------------------------------------------------
           Average Maturity (m)                         15.9 yrs.
           ------------------------------------------------------
           Average Credit Quality of Rated Securities (a)     AAA
           ------------------------------------------------------
           Average Short Term Credit Quality                  A-1
           ------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond variable account's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- HIGH YIELD VARIABLE ACCOUNT

           PORTFOLIO STRUCTURE (i)

           Bonds                                              95.8%
           Common Stocks                                       1.6%
           Cash & Other Net Assets                             1.5%
           Convertible Preferred Stocks                        1.0%
           Preferred Stocks                                    0.1%

           TOP FIVE INDUSTRIES (i)

           Automotive                                          9.8%
           --------------------------------------------------------
           Media Non-Cable                                     7.8%
           --------------------------------------------------------
           Gaming & Lodging                                    7.6%
           --------------------------------------------------------
           Medical & Health Technology & Services              6.0%
           --------------------------------------------------------
           Chemicals                                           5.7%
           --------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           BBB                                                 1.2%
           --------------------------------------------------------
           BB                                                 34.5%
           --------------------------------------------------------
           B                                                  44.2%
           --------------------------------------------------------
           CCC                                                19.2%
           --------------------------------------------------------
           CC                                                  0.2%
           --------------------------------------------------------
           Not Rated                                           0.7%
           --------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                                 4.7
           --------------------------------------------------------
           Average Life (m)                                7.8 yrs.
           --------------------------------------------------------
           Average Maturity (m)                            8.4 yrs.
           --------------------------------------------------------
           Average Credit Quality of Rated Securities (a)         B
           --------------------------------------------------------
           Average Short Term Credit Quality                    A-1
           --------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond variable account's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MONEY MARKET VARIABLE ACCOUNT

           PORTFOLIO STRUCTURE (u)

           Commercial Paper                                 88.5%
           Certificates of Deposit                          11.5%

           SHORT TERM CREDIT QUALITY (q)

           Average Credit Quality of Short Term Bonds (a)     A-1
           ------------------------------------------------------
           All holdings are rated A-1
           ------------------------------------------------------

           MATURITY BREAKDOWN (u)

           0-29 Days                                        58.3%
           ------------------------------------------------------
           30-59 Days                                       28.1%
           ------------------------------------------------------
           60-89 Days                                        3.0%
           ------------------------------------------------------
           90-366 Days                                      10.6%
           ------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 6/30/06.
(u) For purposes of this graphical presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- TOTAL RETURN VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              60.2%
              Bonds                                      38.7%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS (i)

              Fannie Mae 5.5%, 30 year                    4.2%
              ------------------------------------------------
              Bank of America Corp.                       2.7%
              ------------------------------------------------
              Merck & Co., Inc.                           1.6%
              ------------------------------------------------
              U.S. Treasury Notes, 3.125%, 2009           1.6%
              ------------------------------------------------
              Wyeth                                       1.5%
              ------------------------------------------------
              U.S. Treasury Notes, 5.625%, 2008           1.5%
              ------------------------------------------------
              U.S. Treasury Bonds, 5.375%, 2031           1.5%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     1.4%
              ------------------------------------------------
              Sprint Nextel Corp.                         1.4%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         16.4%
              ------------------------------------------------
              Energy                                      7.0%
              ------------------------------------------------
              Utilities & Communications                  6.7%
              ------------------------------------------------
              Health Care                                 5.7%
              ------------------------------------------------
              Technology                                  5.3%
              ------------------------------------------------
              Industrial Goods & Services                 4.8%
              ------------------------------------------------
              Consumer Staples                            3.7%
              ------------------------------------------------
              Basic Materials                             3.6%
              ------------------------------------------------
              Retailing                                   2.5%
              ------------------------------------------------
              Leisure                                     2.0%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Special Products & Services                 0.3%
              ------------------------------------------------

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 14.1%
              ------------------------------------------------
              High Grade Corporates                       9.1%
              ------------------------------------------------
              U.S. Treasury Securities                    8.7%
              ------------------------------------------------
              U.S. Government Agencies                    3.5%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       2.1%
              ------------------------------------------------
              Asset-Backed Securities                     0.6%
              ------------------------------------------------
              Emerging Market Debt                        0.3%
              ------------------------------------------------
              Non U.S. Government Bonds                   0.1%
              ------------------------------------------------
              High Yield Corporates                       0.1%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006
CAPITAL APPRECIATION VARIABLE ACCOUNT
COMMON STOCKS - 95.2%

Issuer                                        Shares/Par      Value ($)
ADVERTISING & BROADCASTING - 1.3%
News Corp., "A" .............................       90,200   $    1,730,036
Viacom, Inc., "B" (n) .......................       36,100        1,293,824
                                                             --------------
                                                             $    3,023,860
                                                             --------------
AEROSPACE - 1.7%
United Technologies Corp. ...................       60,800   $    3,855,936
                                                             --------------
APPAREL MANUFACTURERS - 1.4%
NIKE, Inc., "B" .............................       39,660   $    3,212,460
                                                             --------------
AUTOMOTIVE - 1.1%
Harman International Industries, Inc. .......       28,070   $    2,396,336
                                                             --------------
BANKS & CREDIT COMPANIES - 3.3%
American Express Co. ........................       58,860   $    3,132,529
J.P. Morgan Chase & Co. .....................       21,500          903,000
SLM Corp. ...................................       58,860        3,114,871
UBS AG ......................................        3,130          343,361
                                                             --------------
                                                             $    7,493,761
                                                             --------------
BIOTECHNOLOGY - 5.4%
Amgen, Inc. (n) .............................       58,900   $    3,842,047
Celgene Corp. (n) ...........................       28,600        1,356,498
Genzyme Corp. (n) ...........................       73,440        4,483,512
Gilead Sciences, Inc. (n) ...................       44,530        2,634,395
                                                             --------------
                                                             $   12,316,452
                                                             --------------
BROKERAGE & ASSET MANAGERS - 2.4%
Chicago Mercantile Exchange Holdings, Inc. ..        7,570   $    3,718,006
Merrill Lynch & Co., Inc. ...................       23,000        1,599,880
                                                             --------------
                                                             $    5,317,886
                                                             --------------
BUSINESS SERVICES - 4.7%
Amdocs Ltd. (n) .............................       96,040   $    3,515,064
Automatic Data Processing, Inc. .............       24,800        1,124,680
Cintas Corp. ................................       60,300        2,397,528
First Data Corp. ............................       78,200        3,522,128
                                                             --------------
                                                             $   10,559,400
                                                             --------------
CHEMICALS - 1.4%
Ecolab, Inc. ................................       36,600   $    1,485,228
Monsanto Co. ................................       18,700        1,574,353
                                                             --------------
                                                             $    3,059,581
                                                             --------------
COMPUTER SOFTWARE - 4.6%
Adobe Systems, Inc. (n) .....................      117,000   $    3,552,120
Microsoft Corp. .............................      183,070        4,265,531
Oracle Corp. (n) ............................      185,680        2,690,503
                                                             --------------
                                                             $   10,508,154
                                                             --------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
Apple Computer, Inc. (n) ....................       30,500   $    1,742,160
Hewlett-Packard Co. .........................       66,600        2,109,888
LG.Philips LCD Co. Ltd., ADR (n) ............      100,900        1,828,308
                                                             --------------
                                                             $    5,680,356
                                                             --------------
CONSUMER GOODS & SERVICES - 3.3%
eBay, Inc. (n) ..............................       53,200   $    1,558,228
Monster Worldwide, Inc. (n) .................       18,100          772,146
Procter & Gamble Co. ........................       93,800        5,215,280
                                                             --------------
                                                             $    7,545,654
                                                             --------------
ELECTRICAL EQUIPMENT - 5.5%
Cooper Industries Ltd., "A" .................       15,000   $    1,393,800
General Electric Co. ........................      212,000        6,987,520
Rockwell Automation, Inc. ...................       29,100        2,095,491
W.W. Grainger, Inc. .........................       26,800        2,016,164
                                                             --------------
                                                             $   12,492,975
                                                             --------------
ELECTRONICS - 7.9%
Analog Devices, Inc. ........................       33,500   $    1,076,690
Intel Corp. .................................      299,320        5,672,114
Marvell Technology Group Ltd. (n) ...........       46,900        2,079,077
Samsung Electronics Co. Ltd., GDR ...........       13,840        4,349,220
SanDisk Corp. (n) ...........................       47,750        2,434,295
Xilinx, Inc. ................................       98,010        2,219,927
                                                             --------------
                                                             $   17,831,323
                                                             --------------
FOOD & DRUG STORES - 1.2%
CVS Corp. ...................................       91,400   $    2,805,980
                                                             --------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.9%
PepsiCo, Inc. ...............................       43,000   $    2,581,720
SYSCO Corp. .................................       59,800        1,827,488
                                                             --------------
                                                             $    4,409,208
                                                             --------------
GAMING & LODGING - 3.4%
Carnival Corp. ..............................       27,110   $    1,131,571
International Game Technology ...............       73,100        2,773,414
Las Vegas Sands Corp. (n) ...................       22,900        1,782,994
Starwood Hotels & Resorts, Inc. .............       33,500        2,021,390
                                                             --------------
                                                             $    7,709,369
                                                             --------------
GENERAL MERCHANDISE - 5.1%
Kohl's Corp. (n) ............................       33,000   $    1,950,960
Target Corp. ................................       55,680        2,721,082
Wal-Mart Stores, Inc. .......................      140,410        6,763,550
                                                             --------------
                                                             $   11,435,592
                                                             --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
UnitedHealth Group, Inc. ....................       38,100   $    1,706,118
                                                             --------------
INTERNET - 3.8%
Google, Inc., "A" (n) .......................       12,840   $    5,384,197
Yahoo!, Inc. (n) ............................       95,140        3,139,620
                                                             --------------
                                                             $    8,523,817
                                                             --------------
LEISURE & TOYS - 1.4%
Electronic Arts, Inc. (n) ...................       74,640   $    3,212,506
                                                             --------------
MACHINERY & TOOLS - 0.9%
Deere & Co. .................................       23,900   $    1,995,411
                                                             --------------
MEDICAL EQUIPMENT - 4.8%
Advanced Medical Optics, Inc. (n) ...........       58,980   $    2,990,286
C.R. Bard, Inc. .............................       18,400        1,347,984
DENTSPLY International, Inc. ................       22,800        1,381,680
Medtronic, Inc. .............................       84,070        3,944,564
St. Jude Medical, Inc. (n) ..................       35,950        1,165,499
                                                             --------------
                                                             $   10,830,013
                                                             --------------
NETWORK & TELECOM - 6.1%
Cisco Systems, Inc. (n) .....................      387,080   $    7,559,672
Corning, Inc. (n) ...........................      220,650        5,337,524
Juniper Networks, Inc. (n) ..................       48,600          777,114
                                                             --------------
                                                             $   13,674,310
                                                             --------------
OIL SERVICES - 3.4%
Noble Corp. .................................       32,030   $    2,383,673
Transocean, Inc. (n) ........................       30,500        2,449,760
Weatherford International Ltd. (n) ..........       55,900        2,773,758
                                                             --------------
                                                             $    7,607,191
                                                             --------------
PERSONAL COMPUTERS & PERIPHERALS - 0.8%
EMC Corp. (n) ...............................      159,000   $    1,744,230
                                                             --------------
PHARMACEUTICALS - 7.4%
Allergan, Inc. ..............................        9,800   $    1,051,148
Eli Lilly & Co. .............................       70,410        3,891,561
Johnson & Johnson ...........................       77,490        4,643,201
Roche Holding AG ............................       16,840        2,780,753
Wyeth .......................................       97,120        4,313,099
                                                             --------------
                                                             $   16,679,762
                                                             --------------
SPECIALTY STORES - 4.7%
Chico's FAS, Inc. (n) .......................       63,600   $    1,715,928
Home Depot, Inc. ............................       45,100        1,614,129
Lowe's Cos., Inc. ...........................       22,500        1,365,075
Staples, Inc. ...............................      111,500        2,711,680
Urban Outfitters, Inc. (n) ..................       45,800          801,042
Williams-Sonoma, Inc. .......................       68,400        2,329,020
                                                             --------------
                                                             $   10,536,874
                                                             --------------
TELEPHONE SERVICES - 0.8%
American Tower Corp., "A" (n) ...............       56,500   $    1,758,279
                                                             --------------
TRUCKING - 2.2%
FedEx Corp. .................................       19,770   $    2,310,322
United Parcel Service, Inc., "B" ............       32,600        2,683,958
                                                             --------------
                                                             $    4,994,280
                                                             --------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $214,357,866) .......                $  214,917,074
                                                             --------------
SHORT-TERM OBLIGATIONS - 3.5% (y)
Citigroup Funding, Inc.,
  5.25%, due 7/03/06 ........................ $  5,951,000   $    5,949,265
General Electric Capital Corp.,
  5.27%, due 7/03/06 ........................    2,021,000        2,020,408
                                                             --------------
    TOTAL SHORT-TERM OBLIGATIONS,
      AT AMORTIZED COST AND VALUE ...........                $    7,969,673
                                                             --------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $222,327,539) .......                $  222,886,747
                                                             --------------
OTHER ASSETS,
  LESS LIABILITIES - 1.3% ...................                     2,944,236
                                                             --------------
    NET ASSETS - 100.0% .....................                $  225,830,983
                                                             ==============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

BONDS - 82.5%

Issuer                                             Shares/Par    Value ($)

FOREIGN BONDS - 61.4%

AUSTRIA - 1.8%
Republic of Austria, 5%, 2012 .......... EUR       123,000   $      166,202
                                                             --------------
BELGIUM - 2.0%
Kingdom of Belgium, 3.75%, 2009 ........ EUR       113,000   $      144,782
Kingdom of Belgium, 5%, 2012 ........... EUR        34,000           45,973
                                                             --------------
                                                             $      190,755
                                                             --------------
CANADA - 1.8%
Quebec Province, 1.6%, 2013 ............ JPY    20,000,000   $      172,261
                                                             --------------
DENMARK - 0.5%
Kingdom of Denmark, 4%, 2015 ........... DKK       278,000   $       47,224
                                                             --------------
FINLAND - 3.3%
Republic of Finland, 3%, 2008 .......... EUR       187,000   $      236,589
Republic of Finland, 5.375%, 2013 ...... EUR        57,000           79,117
                                                             --------------
                                                             $      315,706
                                                             --------------
FRANCE - 3.6%
Republic of France, 4.75%, 2012 ........ EUR       144,000   $      192,477
Republic of France, 6%, 2025 ........... EUR        54,000           84,452
Republic of France, 4.75%, 2035 ........ EUR        49,000           66,710
                                                             --------------
                                                             $      343,639
                                                             --------------
GERMANY - 15.3%
Bayerische Landesbank, 2.934%, 2006 .... EUR        12,000   $       15,339
Federal Republic of Germany,
  3.5%, 2008 ........................... EUR        60,000           76,482
Federal Republic of Germany,
  5.25%, 2010 .......................... EUR        70,000           94,226
Federal Republic of Germany,
  3.75%, 2015 .......................... EUR        38,000           47,611
Federal Republic of Germany,
  6.25%, 2024 .......................... EUR       177,000          281,315
Federal Republic of Germany,
  6.25%, 2030 .......................... EUR       248,000          405,370
KfW Bankengruppe, FRN, 2.844%, 2007 .... EUR       252,000          321,951
Landesbank Baden-Wurttemberg, FRN,
  2.764%, 2007 ......................... EUR        88,000          112,501
Landesbank Baden-Wurttemberg, FRN,
  2.961%, 2007 ......................... EUR        80,000          102,274
                                                             --------------
                                                             $    1,457,069
                                                             --------------
IRELAND - 2.1%
Republic of Ireland, 4.25%, 2007 ....... EUR        81,000   $      104,568
Republic of Ireland, 4.6%, 2016 ........ EUR        72,000           95,976
                                                             --------------
                                                             $      200,544
                                                             --------------
JAPAN - 10.5%
Development Bank of Japan,
  1.4%, 2012 ........................... JPY    27,000,000   $      232,970
Development Bank of Japan,
  1.6%, 2014 ........................... JPY    60,000,000          516,191
Development Bank of Japan,
  1.05%, 2023 .......................... JPY    23,000,000          166,680
Japan Finance Corp., 2%, 2016 .......... JPY    10,000,000           87,776
                                                             --------------
                                                             $    1,003,617
                                                             --------------
MALAYSIA - 1.2%
Petronas Capital Ltd., 7.875%, 2022 ....      $    100,000   $      114,462
                                                             --------------
MEXICO - 0.7%
United Mexican States, 8.125%, 2019 ....      $     54,000   $       61,020
                                                             --------------
NETHERLANDS - 0.9%
Kingdom of Netherlands, 5%, 2012 ....... EUR        65,697   $       88,818
                                                             --------------
NEW ZEALAND - 0.9%
Government of New Zealand, 6%, 2017 .... NZD       142,000   $       87,714
                                                             --------------
RUSSIA - 0.5%
Gaz Capital S.A., 8.625%, 2034 .........      $     10,000   $       11,423
Gazprom International S.A.,
  7.201%, 2020 .........................            39,000           39,503
                                                             --------------
                                                             $       50,926
                                                             --------------
SPAIN - 1.8%
Kingdom of Spain, 5.35%, 2011 .......... EUR       128,000   $      174,989
                                                             --------------
UNITED KINGDOM - 14.5%
Network Rail MTN Finance PLC, FRN, 2.913%,
  2007 ................................. EUR       297,000   $      379,664
United Kingdom Treasury, 5.75%, 2009 ... GBP       215,000          408,851
United Kingdom Treasury, 5%, 2012 ...... GBP       205,000          383,207
United Kingdom Treasury, 8%, 2015 ...... GBP        81,000          186,575
United Kingdom Treasury, 4.25%, 2036 ... GBP        10,000           18,208
                                                             --------------
                                                             $    1,376,505
                                                             --------------
    TOTAL FOREIGN BONDS ................                     $    5,851,451
                                                             --------------
U.S. BONDS - 21.1%
ASSET BACKED & SECURITIZED - 7.8%
Bayview Commercial Asset Trust,
  4.8086%, 2023 (a) .................... CAD        30,000   $       26,847
Commercial Mortgage Asset Trust, FRN,
  1.1275%, 2032 (a)(i) ...................... $  1,410,358           58,521
Commercial Mortgage Pass-Through
  Certificate, FRN, 5.3888%, 2017 (a) .......       59,000           59,007
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.3988%, 2017 (a) ......      100,000           99,982
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 ..............................       32,811           33,092
First Union National Bank Commercial
  Mortgage Trust, FRN,
  1.1932%, 2043 (a)(i) ......................    1,628,919           58,803
IMPAC CMB Trust, FRN, 5.6725%, 2036 .........       98,404           98,906
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3816%, 2041 ......       55,952           53,798
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3988%, 2046 ......       52,080           52,184
Lehman Brothers Floating Rate Commercial
  Mortgage Trust, FRN, 5.3588%, 2018 (a) ....      100,000          100,023
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4388%, 2015 (a) ....................       83,496           83,496
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4888%, 2015 (a) ....................       22,101           22,102
                                                             --------------
                                                             $      746,761
                                                             --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
Pemex Project Funding Master Trust,
  8.625%, 2022 .............................. $     23,000   $       25,714
                                                             --------------
MORTGAGE BACKED - 0.3%
Fannie Mae, 5.423%, 2016 .................... $     24,950   $       24,345
                                                             --------------
U.S. GOVERNMENT AGENCIES - 7.7%
Aid-Egypt, 4.45%, 2015 ...................... $     49,000   $       45,526
Fannie Mae, 4.25%, 2007 .....................      171,000          168,262
Fannie Mae, 6%, 2011 ........................       88,000           89,897
Freddie Mac, 4.2%, 2007 .....................       99,000           97,280
Small Business Administration,
  4.57%, 2025 ...............................       47,951           44,130
Small Business Administration,
  4.76%, 2025 ...............................       72,450           67,561
Small Business Administration,
  5.36%, 2025 ...............................      113,114          109,783
Small Business Administration,
  5.21%, 2026 ...............................      120,000          115,307
                                                             --------------
                                                             $      737,746
                                                             --------------
U.S. TREASURY OBLIGATIONS - 5.0%
U.S. Treasury Bonds, 8%, 2021 ............... $     73,000   $       93,360
U.S. Treasury Notes, 3.125%, 2008 ...........      101,000           96,636
U.S. Treasury Notes, 4.25%, 2013 ............      218,000          206,300
U.S. Treasury Notes, 4%, 2015 ...............       87,000           80,169
                                                             --------------
                                                             $      476,465
                                                             --------------
    TOTAL U.S. BONDS .....................................   $    2,011,031
                                                             --------------
    TOTAL BONDS (IDENTIFIED COST, $7,894,135).............   $    7,862,482
                                                             --------------
SHORT-TERM OBLIGATIONS - 17.9%
Tennessee Valley Authority Discount Notes,
  4.95%, due 7/03/06, at Amortized Cost
  and Value (y) ............................. $  1,708,000   $    1,707,530
                                                             --------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $9,601,665)(k)....   $    9,570,012
                                                             --------------
OTHER ASSETS,
  LESS LIABILITIES - (0.4)% ..............................          (38,176)
                                                             --------------
    NET ASSETS - 100.0% ..................................   $    9,531,836
                                                             ==============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.
                                                                                                         Net Unrealized
               Contracts to                                                             Contracts         Appreciation
             Deliver/ Receive            Settlement Date            In Exchange For     at Value         (Depreciation)
SALES
            AUD          57,000                     8/08/06              $42,248          $42,354              $(106)
            BRL          47,475                     7/05/06               21,482           21,898               (416)
            CAD           3,293                     8/11/06                3,000            2,951                 49
            CLP      11,593,036                     7/24/06               21,021           21,497               (476)
            DKK         282,575                     8/28/06               47,612           48,626             (1,014)
            EUR         231,059           7/17/06 - 8/21/06              290,734          296,039             (5,305)
            GBP         242,851                     8/02/06              455,548          448,995              6,553
            JPY      49,915,250           7/18/06 - 8/17/06              439,213          437,381              1,832
            NZD         599,558                     8/08/06              377,335          363,966             13,369
            SGD          37,589                     7/03/06               23,507           23,745               (238)
            TRY          48,401           7/06/06 - 7/10/06               28,349           30,470             (2,121)
                                                                      ----------       ----------          ---------
                                                                      $1,750,049       $1,737,922            $12,127
                                                                      ==========       ==========          =========
PURCHASES
            AUD         103,179                     8/08/06              $77,099          $76,667              $(432)
            BRL          94,950           7/05/06 - 8/02/06               41,652           43,626              1,974
            CAD          13,624                     8/10/06               12,162           12,207                 45
            CHF          36,064                     8/07/06               30,148           29,593               (555)
            CLP      11,593,036                     7/24/06               21,227           21,497                270
            EUR         431,816           7/17/06 - 5/17/07              554,997          552,944             (2,053)
            GBP          11,625           8/02/06 - 8/08/06               21,456           21,495                 39
            IDR     175,785,058                     7/24/06               18,562           18,888                326
            JPY     305,503,540           7/18/06 - 8/17/06            2,798,457        2,676,079           (122,378)
            KRW      21,138,518                     8/07/06               22,316           22,308                 (8)
            MXN         334,877                     7/17/06               29,181           29,531                350
            MYR          68,471                     7/24/06               18,705           18,649                (56)
            NOK          80,010                     7/17/06               12,839           12,863                 24
            NZD         376,629                     8/08/06              232,143          228,635             (3,508)
            SEK         733,683           8/08/06 - 8/10/06              103,680          102,275             (1,405)
            SGD          75,178           7/03/06 - 8/03/06               47,298           47,525                227
            TRY          48,206           7/06/06 - 7/24/06               30,460           30,344               (116)
                                                                      ----------       ----------          ---------
                                                                      $4,072,382       $3,945,126          $(127,256)
                                                                      ==========       ==========          =========

At June 30, 2006 forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $26,933 with Merrill Lynch International.

At June 30, 2006 the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

GOVERNMENT SECURITIES VARIABLE ACCOUNT

BONDS - 99.0%

Issuer                                           Shares/Par      Value ($)

AGENCY - OTHER - 6.6%
Financing Corp., 9.4%, 2018 ................. $    780,000   $    1,029,251
Financing Corp., 10.35%, 2018 ...............    1,150,000        1,620,854
Financing Corp., STRIPS, 0%, 2017 ...........    1,220,000          653,636
Resolution Funding Corp., 8.875%, 2020 ......    1,700,000        2,212,662
                                                             --------------
                                                             $    5,516,403
                                                             --------------
MORTGAGE BACKED - 52.7%
Fannie Mae, 4.79%, 2012 ..................... $    934,169   $      889,439
Fannie Mae, 4.73%, 2012 .....................       95,025           90,403
Fannie Mae, 5%, 2013 - 2027 .................    3,012,304        2,919,119
Fannie Mae, 4.8%, 2013 ......................       89,831           85,719
Fannie Mae, 4.845%, 2013 ....................      262,462          250,280
Fannie Mae, 5.06%, 2013 .....................      105,729          102,269
Fannie Mae, 4.65%, 2013 .....................      249,901          239,604
Fannie Mae, 4.45%, 2014 .....................      322,192          299,357
Fannie Mae, 4.771%, 2014 ....................      483,040          458,817
Fannie Mae, 4.6%, 2014 ......................      126,015          118,053
Fannie Mae, 4.667%, 2014 ....................      844,258          794,196
Fannie Mae, 4.518%, 2014 ....................      161,818          150,846
Fannie Mae, 4.77%, 2014 .....................      106,647          100,588
Fannie Mae, 4.847%, 2014 ....................      903,476          857,877
Fannie Mae, 5.1%, 2014 ......................      138,052          132,582
Fannie Mae, 4.62%, 2015 .....................      180,945          168,783
Fannie Mae, 4.82%, 2015 .....................      342,740          323,207
Fannie Mae, 4.69%, 2015 .....................       89,338           83,662
Fannie Mae, 4.85%, 2015 .....................       89,397           84,567
Fannie Mae, 4.56%, 2015 .....................      162,388          150,709
Fannie Mae, 4.665%, 2015 ....................      109,546          102,366
Fannie Mae, 4.7%, 2015 ......................      125,864          117,874
Fannie Mae, 4.89%, 2015 .....................       88,555           83,961
Fannie Mae, 4.74%, 2015 .....................      100,000           93,750
Fannie Mae, 4.925%, 2015 ....................      349,084          331,876
Fannie Mae, 4.815%, 2015 ....................      117,000          110,105
Fannie Mae, 5.48%, 2015 .....................      129,281          127,103
Fannie Mae, 6.5%, 2016 - 2036 ...............    1,920,972        1,937,610
Fannie Mae, 4.996%, 2017 ....................      331,397          317,188
Fannie Mae, 6%, 2017 - 2034 .................    2,641,790        2,619,137
Fannie Mae, 5.5%, 2017 - 2135 ...............   13,199,286       12,763,891
Fannie Mae, 4.5%, 2019 - 2020 ...............    3,997,608        3,783,390
Fannie Mae, 4.88%, 2020 .....................       94,350           91,199
Fannie Mae, 7.5%, 2022 - 2031 ...............      241,013          249,924
Freddie Mac, 4.5%, 2013 - 2015 ..............      599,727          590,356
Freddie Mac, 4.375%, 2015 ...................      643,560          620,546
Freddie Mac, 5%, 2016 - 2025 ................    2,657,821        2,620,962
Freddie Mac, 6%, 2021 - 2035 ................    2,777,191        2,749,764
Freddie Mac, 5.5%, 2025 - 2035 ..............    4,296,069        4,140,785
Freddie Mac, 6.5%, 2032 .....................      799,169          806,682
Ginnie Mae, 5.5%, 2033 ......................    1,758,754        1,706,868
                                                             --------------
                                                             $   44,265,414
                                                             --------------
U.S. GOVERNMENT AGENCIES - 30.9%
Aid-Egypt, 4.45%, 2015 ...................... $    473,000   $      439,466
Aid-Israel, 6.6%, 2008 ......................      524,434          528,243
Aid-Israel, 0%, 2021 - 2024 .................    2,041,000          782,311
Aid-Israel, 5.5%, 2023 ......................    1,097,000        1,088,571
Aid-Peru, 9.98%, 2008 .......................      454,983          473,433
Empresa Energetica Cornito Ltd.,
  6.07%, 2010 ...............................    1,957,000        1,968,722
Fannie Mae, 4.25%, 2009 .....................    1,073,000        1,039,743
Federal Home Loan Bank, 4.625%, 2008 ........    2,315,000        2,284,843
Freddie Mac, 4.2%, 2007 .....................      705,000          692,750
Freddie Mac, 4.875%, 2009 ...................      760,000          750,002
Freddie Mac, 5.625%, 2011 ...................    3,214,000        3,230,536
Freddie Mac, 5.05%, 2015 ....................      956,000          924,596
Overseas Private Investment Corp.,
  0%, 2007 ..................................      170,158          174,199
Small Business Administration,
  8.4%, 2007 ................................        2,164            2,181
Small Business Administration,
  10.05%, 2009 ..............................        4,489            4,649
Small Business Administration,
  8.7%, 2009 ................................       32,841           33,929
Small Business Administration,
  6.34%, 2021 ...............................      605,677          619,781
Small Business Administration,
  6.44%, 2021 ...............................      577,724          593,087
Small Business Administration,
  6.625%, 2021 ..............................      670,965          693,523
Small Business Administration,
  6.07%, 2022 ...............................      482,561          489,299
Small Business Administration,
  4.98%, 2023 ...............................      252,825          241,459
Small Business Administration,
  4.89%, 2023 ...............................      634,739          602,346
Small Business Administration,
  4.72%, 2024 ...............................      668,353          627,444
Small Business Administration,
  4.34%, 2024 ...............................      360,854          329,653
Small Business Administration,
  4.77%, 2024 ...............................      609,250          572,961
Small Business Administration,
  5.52%, 2024 ...............................      338,821          333,662
Small Business Administration,
  4.99%, 2024 ...............................      419,842          399,893
Small Business Administration,
  4.86%, 2024 ...............................      320,701          302,625
Small Business Administration,
  4.88%, 2024 ...............................      294,758          278,326
Small Business Administration,
  4.87%, 2024 ...............................      385,488          363,504
Small Business Administration,
  5.11%, 2025 ...............................      333,128          318,868
Small Business Administration,
  4.76%, 2025 ...............................      554,144          516,747
Tennessee Valley Authority STRIPS,
  0% to 2012, 8.25% to 2042 .................    2,256,000        1,721,779
U.S. Department of Housing & Urban
  Development, 6.36%, 2016 ..................      500,000          511,091
U.S. Department of Housing & Urban
  Development, 6.59%, 2016 ..................    2,045,000        2,061,832
                                                             --------------
                                                             $   25,996,054
                                                             --------------
U.S. TREASURY OBLIGATIONS - 8.8%
U.S. Treasury Bonds, 12%, 2013 .............. $     19,000   $       21,591
U.S. Treasury Bonds, 9.25%, 2016 ............      409,000          533,857
U.S. Treasury Bonds, 6%, 2026 ...............      717,000          776,657
U.S. Treasury Bonds, 5.25%, 2028 ............      346,000          344,378
U.S. Treasury Bonds, 5.375%, 2031 ...........      273,000          277,714
U.S. Treasury Bonds, 4.5%, 2036 .............      735,000          659,031
U.S. Treasury Notes, 6.5%, 2010 (f) .........    3,933,000        4,109,218
U.S. Treasury Notes, TIPS, 3.875%, 2009 .....      674,342          698,471
                                                             --------------
                                                             $    7,420,917
                                                             --------------
    TOTAL BONDS (IDENTIFIED COST, $85,502,173)...........    $   83,198,788
                                                             --------------

REPURCHASE AGREEMENTS - 0.4%

Issuer                                            Shares/Par      Value ($)
Goldman Sachs, 5.21%, dated 6/30/06,
  due 7/03/06, total to be received $334,145
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account), at Cost .................. $    334,000   $      334,000
                                                             --------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $85,836,173) (k) ..................  $   83,532,788
                                                             --------------
OTHER ASSETS,
  LESS LIABILITIES - 0.6% .................................         529,291
                                                             --------------
    NET ASSETS - 100.0% ...................................  $   84,062,079
                                                             ==============

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2006:

                                                                  Unrealized
                                                    Expiration   Appreciation
Description                 Contracts    Value         Date      (Depreciation)

U.S. Treasury Bond
  (Short) .................    14      $1,493,188     Sep-06       $  2,884
U.S. Treasury Note 5 yr
  (Long) ..................    26       2,688,563     Sep-06        (15,119)
U.S. Treasury Note 10 yr
  (Short) .................    38       3,984,656     Sep-06         22,642
                                                                   --------
                                                                   $ 10,407
                                                                   ========

At June 30, 2006, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

HIGH YIELD VARIABLE ACCOUNT
BONDS - 92.6%

Issuer                                         Shares/Par      Value ($)

ADVERTISING & BROADCASTING - 3.7%
Allbritton Communications Co.,
  7.75%, 2012 ............................... $    320,000   $      316,800
EchoStar DBS Corp., 6.375%, 2011 ............      210,000          201,075
Granite Broadcasting Corp., 9.75%, 2010 .....      220,000          201,300
Hughes Network Systems LLC,
  9.5%, 2014 (a) ............................      165,000          161,700
Intelsat Ltd., 9.25%, 2016 (a) ..............      175,000          180,687
Intelsat Ltd., 11.25%, 2016 (a) .............       60,000           61,500
Intelsat Ltd., 0% to 2010,
  9.25% to 2015 (a) .........................      280,000          193,200
Intelsat Subsidiary Holding Co. Ltd.,
  8.625%, 2015 ..............................      125,000          125,312
ION Media Networks, Inc., FRN,
  11.3183%, 2013 (a) ........................      305,000          305,763
XM Satellite Radio, Inc., 9.75%, 2014 (a) ...      275,000          251,625
Young Broadcasting, Inc., 10%, 2011 .........      140,000          124,600
                                                             --------------
                                                             $    2,123,562
                                                             --------------
AEROSPACE - 1.1%
Argo-Tech Corp., 9.25%, 2011 ................ $    225,000   $      231,750
DRS Technologies, Inc., 7.625%, 2018 ........      380,000          378,100
                                                             --------------
                                                             $      609,850
                                                             --------------
AIRLINES - 0.8%
Continental Airlines, Inc., 6.9%, 2017 ...... $     69,833   $       65,307
Continental Airlines, Inc., 6.748%, 2017 ....       67,243           63,545
Continental Airlines, Inc., 6.795%, 2018 ....      113,988          107,561
Continental Airlines, Inc., 7.566%, 2020 ....      236,997          230,693
                                                             --------------
                                                             $      467,106
                                                             --------------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012 ............ $    150,000   $      165,750
Levi Strauss & Co., 9.75%, 2015 .............      115,000          115,000
                                                             --------------
                                                             $      280,750
                                                             --------------
ASSET BACKED & SECURITIZED - 2.2%
ARCap, REIT, Inc., "H", 6.1%, 2045 (a) ...... $    165,567   $      144,617
Asset Securitization Corp., FRN,
  8.2937%, 2029 .............................      150,000          154,426
Asset Securitization Corp., FRN,
  8.7837%, 2029 (a) .........................      200,000          188,572
Crest Ltd., 7%, 2040 (a) ....................      154,000          137,859
First Union National Bank Commercial
  Mortgage Corp., 6.75%, 2032 ...............      165,000          163,130
GMAC Commercial Mortgage Securities, Inc.,
  FRN, 7.9165%, 2034 (a) ....................      192,000          205,172
Wachovia Bank Commericial Real Estate, CDO,
  6.52%, 2026 (p)(a) ........................      250,000          250,000
                                                             --------------
                                                             $    1,243,776
                                                             --------------
AUTOMOTIVE - 8.2%
American Axle & Manufacturing, Inc., 5.25%,
  2014 ...................................... $    180,000   $      149,400
Cooper Standard Automotive, Inc.,
  8.375%, 2014 ..............................      345,000          272,119
Ford Motor Credit Co., 4.95%, 2008 ..........      129,000          121,435
Ford Motor Credit Co., 6.625%, 2008 .........      439,000          417,838
Ford Motor Credit Co., 5.625%, 2008 .........      255,000          235,891
Ford Motor Credit Co., 5.8%, 2009 ...........      460,000          420,241
Ford Motor Credit Co., 8.625%, 2010 .........      190,000          177,729
Ford Motor Credit Co., 7%, 2013 .............      353,000          303,805
General Motors Acceptance Corp.,
  6.75%, 2014 ...............................    1,321,000        1,226,971
General Motors Acceptance Corp.,
  8%, 2031 ..................................      805,000          773,726
General Motors Corp., 8.375%, 2033 ..........      153,000          123,165
Goodyear Tire & Rubber Co., 9%, 2015 ........      430,000          410,650
Lear Corp., 5.75%, 2014 .....................       85,000           69,275
                                                             --------------
                                                             $    4,702,245
                                                             --------------
BROADCAST & CABLE TV - 3.4%
Cablevision Systems Corp., 8%, 2012 ......... $    155,000   $      152,869
CCH I Holdings LLC, 9.92%, 2014 .............      205,000          123,000
CCH I Holdings LLC, 11%, 2015 ...............      895,000          783,125
CCH II Holdings LLC, 10.25%, 2010 ...........      185,000          185,462
CCO Holdings LLC, 8.75%, 2013 ...............      150,000          146,250
CSC Holdings, Inc., 8.125%, 2009 ............      125,000          127,187
CSC Holdings, Inc., 6.75%, 2012 (a) .........      215,000          207,475
Mediacom LLC, 9.5%, 2013 ....................      235,000          233,825
                                                             --------------
                                                             $    1,959,193
                                                             --------------
BUILDING - 2.2%
Goodman Global Holdings, Inc.,
  7.875%, 2012 .............................. $    455,000   $      434,525
Interface, Inc., 10.375%, 2010 ..............      167,000          182,656
Interface, Inc., 9.5%, 2014 .................       30,000           30,975
Nortek Holdings, Inc., 8.5%, 2014 ...........      185,000          178,988
Nortek Holdings, Inc., 0% to 2009,
  10.75% to 2014 ............................      623,000          450,896
                                                             --------------
                                                             $    1,278,040
                                                             --------------
BUSINESS SERVICES - 2.3%
Iron Mountain, Inc., 8.625%, 2013 ........... $    240,000   $      240,000
Iron Mountain, Inc., 7.75%, 2015 ............        5,000            4,775
Nortel Networks Ltd., 10.75%, 2016 (a) ......      125,000          127,188
Northern Telecom Corp., 6.875%, 2023 ........      115,000           92,000
SunGard Data Systems, Inc.,
  10.25%, 2015 (a) ..........................      365,000          377,319
Xerox Corp., 7.625%, 2013 ...................      485,000          488,638
                                                             --------------
                                                             $    1,329,920
                                                             --------------
CHEMICALS - 5.3%
Basell AF SCA, 8.375%, 2015 (a) ............. $    494,000   $      474,857
BCP Crystal Holdings Corp., 9.625%, 2014 ....      121,000          131,285
Crystal U.S. Holdings LLC, "A",
  0% to 2009, 10% to 2014 ...................       62,000           49,135
Crystal U.S. Holdings LLC, "B",
  0% to 2009, 10.5% to 2014 .................      522,000          408,465
Equistar Chemicals, 10.625%, 2011 ...........       60,000           64,425
Equistar Chemicals, LP, 10.125%, 2008 .......      120,000          126,300
Hexion U.S. Financial Corp., 9%, 2014 .......      220,000          222,750
Huntsman International LLC,
  10.125%, 2009 .............................      197,000          199,955
Huntsman International LLC,
  7.875%, 2015 (a) ..........................      260,000          243,750
KI Holdings, Inc., 0% to 2009,
  9.875% to 2014 ............................      348,000          248,820
Lyondell Chemical Co., 9.5%, 2008 ...........       72,000           73,980
Lyondell Chemical Co., 11.125%, 2012 ........      130,000          141,050
Nalco Co., 7.75%, 2011 ......................      200,000          199,500
Nalco Co., 8.875%, 2013 .....................      445,000          448,337
Rockwood Specialties Group, Inc.,
  10.625%, 2011 .............................        1,000            1,069
                                                             --------------
                                                             $    3,033,678
                                                             --------------
CONSTRUCTION - 1.1%
Beazer Homes USA, Inc., 6.875%, 2015 ........ $    225,000   $      204,750
Technical Olympic USA, Inc., 7.5%, 2015 .....      205,000          170,663
WCI Communities, Inc., 7.875%, 2013 .........      210,000          184,275
WCI Communities, Inc., 6.625%, 2015 .........      105,000           87,150
                                                             --------------
                                                             $      646,838
                                                             --------------
CONSUMER GOODS & SERVICES - 2.5%
GEO Group, Inc., 8.25%, 2013 ................ $    280,000   $      280,000
Jarden Corp., 9.75%, 2012 ...................      145,000          147,900
Playtex Products, Inc., 9.375%, 2011 ........      180,000          187,425
Revlon Consumer Products Corp.,
  9.5%, 2011 ................................      335,000          293,125
Samsonite Corp., 8.875%, 2011 ...............      210,000          217,875
Service Corp. International, 8%, 2017 (a) ...      215,000          201,025
Simmons Co., 7.875%, 2014 ...................       50,000           46,750
Visant Holding Corp., 8.75%, 2013 (a) .......       40,000           38,600
                                                             --------------
                                                             $    1,412,700
                                                             --------------
CONTAINERS - 2.1%
Crown Americas, 7.75%, 2015 (a) ............. $    190,000   $      187,150
Graham Packaging Co. LP,
  9.875%, 2014 ..............................      405,000          400,950
Owens-Brockway Glass Container, Inc., 8.25%,
  2013 ......................................      605,000          606,513
                                                             --------------
                                                             $    1,194,613
                                                             --------------
DEFENSE ELECTRONICS - 0.8%
L-3 Communications Corp.,
  5.875%, 2015 .............................. $    255,000   $      237,787
L-3 Communications Holdings, Inc., 6.125%,
  2014 ......................................      230,000          218,500
                                                             --------------
                                                             $      456,287
                                                             --------------
ELECTRONICS - 0.8%
Flextronics International Ltd., 6.5%, 2013 .. $    130,000   $      123,500
Magnachip Semiconductor S.A.,
  8%, 2014 ..................................       30,000           24,900
Sensata Technologies B.V., 8%, 2014 (a) .....      290,000          279,850
                                                             --------------
                                                             $      428,250
                                                             --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.2%
Gazprom OAO, 9.625%, 2013 (a) ............... $    120,000   $      137,550
                                                             --------------
EMERGING MARKET SOVEREIGN - 0.2%
Federative Republic of Brazil,
  8.875%, 2019 .............................. $     51,000   $       56,814
Russian Ministry of Finance,
  12.75%, 2028 ..............................       42,000           70,925
                                                             --------------
                                                             $      127,739
                                                             --------------
ENERGY - INDEPENDENT - 3.5%
Chesapeake Energy Corp., 7%, 2014 ........... $    344,000   $      332,820
Chesapeake Energy Corp.,
  6.375%, 2015 ..............................      430,000          398,825
Chesapeake Energy Corp.,
  6.875%, 2016 ..............................      375,000          354,375
Hilcorp Energy I, 9%, 2016 (a) ..............      105,000          105,787
Newfield Exploration Co., 6.625%, 2014 ......      360,000          342,900
Quicksilver Resources, Inc.,
  7.125%, 2016 ..............................      285,000          267,188
Whiting Petroleum Corp., 7%, 2014 ...........      195,000          184,275
                                                             --------------
                                                             $    1,986,170
                                                             --------------
ENTERTAINMENT - 1.5%
AMC Entertainment, Inc., 9.5%, 2011 ......... $    160,000   $      157,200
AMC Entertainment, Inc., 11%, 2016 ..........      165,000          176,550
Six Flags, Inc., 8.875%, 2010 ...............      175,000          166,250
Six Flags, Inc., 9.75%, 2013 ................      355,000          326,156
                                                             --------------
                                                             $      826,156
                                                             --------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.7%
B&G Foods Holding Corp., 8%, 2011 ........... $    175,000   $      175,000
Michael Foods, Inc., 8%, 2013 ...............      250,000          245,625
                                                             --------------
                                                             $      420,625
                                                             --------------
FOREST & PAPER PRODUCTS - 4.1%
Buckeye Technologies, Inc., 8%, 2010 ........ $     65,000   $       59,475
Buckeye Technologies, Inc., 8.5%, 2013 ......      375,000          356,250
Graphic Packaging International Corp.,
  9.5%, 2013 ................................      470,000          465,300
Jefferson Smurfit Corp., 8.25%, 2012 ........      740,000          693,750
JSG Funding LLC, 11.5%, 2015 (a)(p) ......... EUR  239,217          311,968
JSG Funding PLC, 7.75%, 2015 ................ $     25,000           22,625
MDP Acquisitions PLC, 9.625%, 2012 ..........      205,000          211,150
Millar Western Forest Products Ltd.,
  7.75%, 2013 ...............................      135,000          102,600
Stone Container Corp., 7.375%, 2014 .........      140,000          123,900
                                                             --------------
                                                             $    2,347,018
                                                             --------------
GAMING & LODGING - 6.8%
Boyd Gaming Corp., 6.75%, 2014 .............. $    185,000   $      175,519
Caesars Entertainment, Inc.,
  8.125%, 2011 ..............................      185,000          194,944
Greektown Holdings, 10.75%, 2013 (a) ........      220,000          232,100
Host Marriott LP, 7.125%, 2013 ..............      160,000          159,400
Host Marriott LP, 6.375%, 2015 ..............      125,000          117,500
Majestic Star Casino LLC,
  9.75%, 2011 (a) ...........................      175,000          175,437
Mandalay Resort Group, 9.375%, 2010 .........      175,000          184,187
MGM Mirage, Inc., 8.5%, 2010 ................      140,000          145,425
MGM Mirage, Inc., 8.375%, 2011 ..............      325,000          333,125
MGM Mirage, Inc., 6.75%, 2013 (a) ...........      200,000          190,750
MGM Mirage, Inc., 5.875%, 2014 ..............      195,000          174,769
MGM Mirage, Inc., 6.875%, 2016 (a) ..........      175,000          163,406
Pinnacle Entertainment, Inc.,
  8.25%, 2012 ...............................      185,000          185,463
Pokagon Gaming Authority,
  10.375%, 2014 (a) .........................      180,000          186,075
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 ..............................      450,000          469,688
Station Casinos, Inc., 6.5%, 2014 ...........      125,000          116,250
Station Casinos, Inc., 6.875%, 2016 .........       15,000           13,988
Trump Entertainment Resorts Holdings, Inc.,
  8.5%, 2015 ................................      390,000          374,888
Wynn Las Vegas LLC, 6.625%, 2014 ............      310,000          292,175
                                                             --------------
                                                             $    3,885,089
                                                             --------------
INDUSTRIAL - 3.2%
Amsted Industries, Inc., 10.25%, 2011 (a) ... $    300,000   $      321,000
Blount, Inc., 8.875%, 2012 ..................       55,000           54,725
Da-Lite Screen Co., Inc., 9.5%, 2011 ........      140,000          148,400
Education Management LLC,
  8.75%, 2014 (a) ...........................      125,000          123,750
Education Management LLC,
  10.25%, 2016 (a) ..........................       80,000           79,600
Interline Brands, Inc., 8.125%, 2014 (a) ....       85,000           84,787
JohnsonDiversey Holdings, Inc., "B", 9.625%,
  2012 ......................................      370,000          368,150
JohnsonDiversey Holdings, Inc.,
  0% to 2007, 10.67% to 2013 ................      307,000          260,950
Knowledge Learning Corp.,
  7.75%, 2015 (a) ...........................      125,000          114,375
Milacron Escrow Corp., 11.5%, 2011 ..........      280,000          259,700
                                                             --------------
                                                             $    1,815,437
                                                             --------------
INSURANCE - 0.6%
UnumProvident Corp., 7.625%, 2011 ........... $     92,000   $       95,863
UnumProvident Corp., 6.85%, 2015 (a) ........      274,000          269,359
                                                             --------------
                                                             $      365,222
                                                             --------------
MACHINERY & TOOLS - 1.9%
Case Corp., 7.25%, 2016 ..................... $    255,000   $      240,975
Case New Holland, Inc., 9.25%, 2011 .........      100,000          105,250
Case New Holland, Inc.,
  7.125%, 2014 (a) ..........................      460,000          439,300
Terex Corp., 10.375%, 2011 ..................      123,000          130,073
Terex Corp., 7.375%, 2014 ...................      175,000          174,125
                                                             --------------
                                                             $    1,089,723
                                                             --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.9%
CDRV Investors, Inc., 0% to 2010,
  9.625% to 2015 ............................ $    425,000   $      286,875
DaVita, Inc., 6.625%, 2013 ..................      125,000          118,750
DaVita, Inc., 7.25%, 2015 ...................      275,000          264,000
Extendicare Health Services, Inc.,
  6.875%, 2014 ..............................      215,000          224,675
HCA, Inc., 7.875%, 2011 .....................      375,000          383,074
HCA, Inc., 6.375%, 2015 .....................      445,000          412,314
HealthSouth Corp., 10.75%, 2016 (a) .........      395,000          387,100
Omnicare, Inc., 6.875%, 2015 ................      375,000          356,250
Select Medical Corp., 7.625%, 2015 ..........      205,000          178,350
Tenet Healthcare Corp., 9.875%, 2014 ........      210,000          210,000
Triad Hospitals, Inc., 7%, 2013 .............      245,000          238,263
US Oncology, Inc., 10.75%, 2014 .............      265,000          287,525
                                                             --------------
                                                             $    3,347,176
                                                             --------------
METALS & MINING - 1.4%
Arch Western Finance LLC, 6.75%, 2013 ....... $    160,000   $      153,200
Massey Energy Co., 6.875%, 2013 .............      450,000          418,500
Peabody Energy Corp., 5.875%, 2016 ..........      275,000          251,625
                                                             --------------
                                                             $      823,325
                                                             --------------
NATURAL GAS - DISTRIBUTION - 0.5%
AmeriGas Partners LP, 7.25%, 2015 ........... $    150,000   $      141,750
AmeriGas Partners LP, 7.125%, 2016 ..........      175,000          164,063
                                                             --------------
                                                             $      305,813
                                                             --------------
NATURAL GAS - PIPELINE - 2.2%
ANR Pipeline Co., 9.625%, 2021 .............. $    155,000   $      180,784
Atlas Pipeline Partners LP,
  8.125%, 2015 (a) ..........................      185,000          184,306
Colorado Interstate Gas Co.,
  5.95%, 2015 ...............................      140,000          127,229
El Paso Energy Corp., 7%, 2011 ..............      335,000          330,394
El Paso Energy Corp., 7.75%, 2013 ...........      170,000          171,275
Transcontinental Gas Pipe Line Corp.,
  7%, 2011 ..................................      135,000          136,350
Williams Cos., Inc., 7.125%, 2011 ...........      132,000          132,000
                                                             --------------
                                                             $    1,262,338
                                                             --------------
NETWORK & TELECOM - 3.9%
Cincinnati Bell, Inc., 8.375%, 2014 ......... $    260,000   $      256,100
Citizens Communications Co.,
  9.25%, 2011 ...............................      275,000          295,625
Citizens Communications Co., 9%, 2031 .......      340,000          344,250
Hawaiian Telecom Communications, Inc.,
  9.75%, 2013 ...............................      165,000          167,887
Hawaiian Telecom Communications, Inc.,
  12.5%, 2015 ...............................       50,000           52,375
Nordic Telephone Co. Holdings,
  8.875%, 2016 (a) ..........................      145,000          148,988
Qwest Corp., 7.875%, 2011 ...................      195,000          197,438
Qwest Corp., 8.875%, 2012 ...................      405,000          427,275
Time Warner Telecom Holdings, Inc., 9.25%,
  2014 ......................................       90,000           92,250
Verizon New York, Inc., 7.375%, 2032 ........      141,000          138,995
Windstream Corp., 8.625%, 2016 (a) ..........      130,000          132,113
                                                             --------------
                                                             $    2,253,296
                                                             --------------
OIL SERVICES - 1.0%
Basic Energy Services, Inc., 7.125%,
  2016 (a) .................................. $    230,000   $      213,900
GulfMark Offshore, Inc., 7.75%, 2014 ........      180,000          175,500
Hanover Compressor Co., 9%, 2014 ............      190,000          198,550
                                                             --------------
                                                             $      587,950
                                                             --------------
PHARMACEUTICALS - 0.5%
Warner Chilcott Corp., 8.75%, 2015 .......... $    250,000   $      257,500
                                                             --------------
PRINTING & PUBLISHING - 3.8%
American Media Operations, Inc.,
  8.875%, 2011 .............................. $    235,000   $      207,975
Dex Media, Inc., 0% to 2008, 9% to 2013 .....      635,000          534,987
Dex Media, Inc., 0% to 2008, 9% to 2013 .....      300,000          252,750
MediaNews Group, Inc., 6.875%, 2013 .........      330,000          300,300
PRIMEDIA, Inc., 8.875%, 2011 ................      205,000          196,800
PRIMEDIA, Inc., 8%, 2013 ....................       80,000           71,600
R.H. Donnelley Corp., 8.875%, 2016 (a) ......      295,000          297,581
WDAC Subsidiary Corp.,
  8.375%, 2014 (a) ..........................      320,000          314,400
                                                             --------------
                                                             $    2,176,393
                                                             --------------
RAILROAD & SHIPPING - 0.4%
TFM S.A. de C.V., 9.375%, 2012 .............. $    202,000   $      215,130
TFM S.A. de C.V., 12.5%, 2012 ...............       26,000           28,665
                                                             --------------
                                                             $      243,795
                                                             --------------
RESTAURANTS - 0.3%
Denny's Corp. Holdings, Inc., 10%, 2012 ..... $    150,000   $      149,250
                                                             --------------
RETAILERS - 2.6%
Buhrmann U.S., Inc., 7.875%, 2015 ........... $    275,000   $      271,563
Couche-Tard, Inc., 7.5%, 2013 ...............      180,000          179,100
Dollar General Corp., 8.625%, 2010 ..........      140,000          147,350
Jean Coutu Group (PJC), Inc.,
  7.625%, 2012 ..............................      160,000          155,200
Jean Coutu Group (PJC), Inc.,
  8.5%, 2014 ................................      180,000          165,600
Neiman Marcus Group, Inc.,
  9%, 2015 (a) ..............................      185,000          193,325
Neiman Marcus Group, Inc.,
  10.375%, 2015 (a) .........................      115,000          122,187
Steinway Musical Instruments, Inc.,
  7%, 2014 (a) ..............................      265,000          256,388
                                                             --------------
                                                             $    1,490,713
                                                             --------------
SPECIALTY STORES - 1.0%
GSC Holdings Corp., 8%, 2012 ................ $    340,000   $      340,000
Payless ShoeSource, Inc., 8.25%, 2013 .......      195,000          201,581
                                                             --------------
                                                             $      541,581
                                                             --------------
STEEL - 0.4%
Chaparral Steel Co., 10%, 2013 .............. $    225,000   $      245,250
                                                             --------------
SUPERMARKETS - 0.2%
Pathmark Stores, Inc., 8.75%, 2012 .......... $     90,000   $       85,500
                                                             --------------

TELECOMMUNICATIONS - WIRELESS - 2.0%
Alamosa Holdings, Inc., 12%, 2009 ........... $    170,000   $      180,625
Centennial Communications Corp.,
  10%, 2013 .................................       50,000           49,500
Centennial Communications Corp.,
  10.125%, 2013 .............................      120,000          126,300
Rogers Wireless, Inc., 6.375%, 2014 .........      250,000          238,125
Rogers Wireless, Inc., 7.5%, 2015 ...........      175,000          176,750
Rural Cellular Corp., 9.875%, 2010 ..........      210,000          216,038
Wind Acquisition Finance S.A.,
  10.75%, 2015 (a) ..........................      165,000          175,313
                                                             --------------
                                                             $    1,162,651
                                                             --------------
TOBACCO - 0.6%
Reynolds American, Inc., 7.25%, 2012 (a) .... $    185,000   $      181,300
Reynolds American, Inc., 7.3%, 2015 (a) .....      155,000          150,156
                                                             --------------
                                                             $      331,456
                                                             --------------
TRANSPORTATION - SERVICES - 1.4%
Hertz Corp., 8.875%, 2014 (a) ............... $    360,000   $      369,000
Stena AB, 9.625%, 2012 ......................       80,000           85,000
Stena AB, 7%, 2016 ..........................      221,000          203,320
Westinghouse Air Brake Technologies Corp.,
  6.875%, 2013 ..............................      125,000          121,875
                                                             --------------
                                                             $      779,195
                                                             --------------
UTILITIES - ELECTRIC POWER - 4.8%
Edison Mission Energy, 7.75%, 2016 (a) ...... $    125,000   $      122,812
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ...............................      175,000          188,398
Enersis S.A., 7.375%, 2014 ..................      101,000          102,249
Midwest Generation LLC, 8.75%, 2034 .........      345,000          365,700
Mirant North America LLC,
  7.375%, 2013 (a) ..........................      500,000          482,500
Mission Energy Holding Co.,
  13.5%, 2008 ...............................      180,000          200,700
NRG Energy, Inc., 7.375%, 2016 ..............      770,000          750,750
Reliant Energy, Inc., 6.75%, 2014 ...........       40,000           36,800
Reliant Resources, Inc., 9.25%, 2010 ........       80,000           80,000
Reliant Resources, Inc., 9.5%, 2013 .........       95,000           95,475
TXU Corp., 5.55%, 2014 ......................      335,000          303,850
                                                             --------------
                                                             $    2,729,234
                                                             --------------
    TOTAL BONDS (IDENTIFIED COST, $53,989,464)............   $   52,939,953
                                                             --------------
COMMON STOCKS - 1.6%
AUTOMOTIVE - 0.5%
Magna International, Inc., "A" ..............        3,800   $      273,486
                                                             --------------
CHEMICALS - 0.3%
Huntsman Corp. (n) ..........................        9,100   $      157,612
                                                             --------------
CONTAINERS - 0.3%
Crown Holdings, Inc. (n) ....................       11,500   $      179,055
                                                             --------------
ENERGY - INDEPENDENT - 0.2%
Foundation Coal Holdings, Inc. ..............        2,970   $      139,382
                                                             --------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (n) .................           53   $            0
                                                             --------------
PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (n) .       21,250   $            0
                                                             --------------
SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc. (n) ................            5   $           69
                                                             --------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
Vodafone Group PLC, ADR .....................        2,574   $       54,826
                                                             --------------
TELEPHONE SERVICES - 0.2%
NTL, Inc. ...................................        3,715   $       92,503
XO Holdings, Inc. (n) .......................           67              295
                                                             --------------
                                                             $       92,798
                                                             --------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $967,820) ...........                $      897,228
                                                             --------------
FLOATING RATE LOANS (r)(g) - 1.5%
AUTOMOTIVE - 0.4%
Lear Corp., Term Loan, 7.93%, 2014 .......... $    219,993   $      217,999
                                                             --------------
CONTAINERS - 0.4%
Bluegrass Container Co. LLC, Second Lien
  Term Loan, 2013 (o) .......................      208,000   $      208,000
                                                             --------------
GAMING & LODGING - 0.7%
Gulfside Casino, Inc., Term Loan B, 2012 (o)       398,024   $      398,024
                                                             --------------
    TOTAL FLOATING RATE LOANS
      (IDENTIFIED COST, $826,157) ........................   $      824,023
                                                             --------------
CONVERTIBLE PREFERRED STOCKS - 1.0%
AUTOMOTIVE - 0.6%
General Motors Corp., "B", 5.25% ............       18,528   $      342,768
                                                             --------------
REAL ESTATE - 0.4%
Mills Corp., 6.75% (a) ......................          200   $      167,000
Mills Corp., "F", 6.75% .....................          100           83,500
                                                             --------------
                                                             $      250,500
                                                             --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS
      (IDENTIFIED COST, $547,281) ........... ............   $      593,268
                                                             --------------
PREFERRED STOCKS - 0.1%
ADVERTISING & BROADCASTING - 0.1%
Ion Media Networks, Inc. ....................            8   $       68,800
                                                             --------------
CONSUMER GOODS & SERVICES - 0.0%
Renaissance Cosmetics, Inc., 14% (n) ........          975   $            0
                                                             --------------
REAL ESTATE - 0.0%
HRPT Properties Trust, REIT, "B" ............          200   $        5,200
                                                             --------------
TELEPHONE SERVICES - 0.0%
PTV, Inc., "A" (n) ..........................           10   $           30
                                                             --------------
    TOTAL PREFERRED STOCKS
      (IDENTIFIED COST, $69,456) .........................   $       74,030
                                                             --------------

WARRANTS - 0.0%

                            Strike     First
Issuer                      Price     Exercise    Shares/Par    Value ($)
BROADCAST & CABLE TV - 0.0%
XM Satellite Radio,
   Inc.(n) ..............    $45.24     9/16/00           364  $      2,730
                                                               ------------
BUSINESS SERVICES - 0.0%
Loral Space &
  Communications Ltd. (n)     $0.14     1/28/97         1,000  $          0
Loral Space &
  Communications Ltd. (n)      0.14     1/28/97         1,100             0
                                                               ------------
                                                               $          0
                                                               ------------
NETWORK & TELECOM - 0.0%
Knology, Inc. (a)(n) ....     $0.10    11/22/97           500  $      1,083
                                                               ------------
SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc.
  Inc.(n) ...............    $52.00    12/31/02             8  $          1
                                                               ------------
TELEPHONE SERVICES - 0.0%
GT Group Telecom,
  Inc.(n) ...............     $0.00     8/01/00         1,050  $          0
XO Holdings, Inc.,
  "A"(n) ................      6.25     5/27/03           532           458
XO Holdings, Inc.,
  "B"(n) ................      7.50     5/27/03           399           180
XO Holdings, Inc.,
  "C"(n) ................     10.00     5/27/03           399           120
                                                               ------------
                                                               $        758
                                                               ------------
    TOTAL WARRANTS (IDENTIFIED COST, $161,375) ............    $      4,572
                                                               ------------
SHORT-TERM OBLIGATIONS - 1.8%
New Center Asset Trust, 5.28%,
  due 7/03/06, at Amortized Cost and Value (y)   $1,033,000   $   1,032,697
                                                              -------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $57,594,250) (k) ..................   $  56,365,771
                                                              -------------
OTHER ASSETS,
  LESS LIABILITIES - 1.4% .................................         816,935
                                                              -------------
    NET ASSETS - 100.0% ...................................   $  57,182,706
                                                              =============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                Net Unrealized
  Contracts to      Settlement       In Exchange    Contracts    Appreciation
Deliver/Receive        Date              For         at Value   (Depreciation)

SALES
    EUR   285,735      8/21/06         $362,768       $366,622      $(3,854)
                                       ========       ========      =======
PURCHASES
    EUR   141,954      7/17/06         $183,559       $181,717      $(1,842)
                                       ========       ========      =======

At June 30, 2006, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

MONEY MARKET VARIABLE ACCOUNT

CERTIFICATES OF DEPOSIT - 11.4%

Issuer                                         Shares/Par      Value ($)

BANKS & CREDIT COMPANIES - 11.4%
Citibank N.A., 5.17%, 8/23/06 ............... $  1,000,000   $    1,000,000
Credit Suisse First Boston, NY,
  4.985%, 9/13/06 ...........................    1,635,000        1,635,000
Dexia Credit Local, 5.315%, 8/8/06 ..........    1,631,000        1,631,000
Fortis Bank, NY, 5.51%, 11/28/06 ............    1,152,000        1,152,000
Natexis Banques Populaires, NY,
  5.075%, 7/27/06 ...........................      799,000          799,000
                                                             --------------
    TOTAL CERTIFICATES OF DEPOSIT,
      AT AMORTIZED COST AND VALUE ........................   $    6,217,000
                                                             --------------
COMMERCIAL PAPER (y) - 88.5%
ASSET BACKED & SECURITIZED - 0.9%
Yorktown Capital LLC,
  5.09%, due 7/07/06 (t) .................... $    465,000   $      464,606
                                                             --------------
BANKS & CREDIT COMPANIES - 24.4%
Abbey National North America LLC,
  5.1%, due 7/21/06 ......................... $  1,580,000   $    1,575,524
Bank of America Corp.,
  4.89%, due 7/03/06 ........................      115,000          114,969
Bank of America Corp.,
  5.03%, due 10/23/06 .......................    1,364,000        1,342,274
Calyon North America, Inc.,
  5.05%, due 8/02/06 ........................    1,622,000        1,614,719
Citigroup Funding, Inc.,
  5.25%, due 8/08/06 ........................      606,000          602,642
Depfa Bank PLC, 4.96%, due 7/13/06 (t) ......    1,620,000        1,617,322
HBOS Treasury Services PLC,
  5.39%, due 9/29/06 ........................    1,654,000        1,631,712
ING America Insurance Holdings, Inc., 4.94%,
  due 7/14/06 ...............................    1,620,000        1,617,110
Svenska Handelsbanken, Inc.,
  5.16%, due 8/07/06 ........................    1,589,000        1,580,573
UBS Financial Delaware LLC,
  5.055%, due 7/05/06 .......................    1,598,000        1,597,102
                                                             --------------
                                                             $   13,293,947
                                                             --------------
BROKERAGE & ASSET MANAGERS - 5.9%
Goldman Sachs Group, Inc.,
  4.89%, due 7/07/06 ........................ $  1,617,000   $    1,615,682
Merrill Lynch & Co., Inc.,
  4.9%, due 7/10/06 .........................    1,618,000        1,616,018
                                                             --------------
                                                             $    3,231,700
                                                             --------------
FINANCIAL INSTITUTIONS - 51.8%
Alpine Securitization Corp.,
  5.01%, due 7/05/06 (t) .................... $  1,607,000   $    1,606,105
American Express Credit Corp.,
  5.05%, due 7/21/06 ........................    1,606,000        1,601,494
American General Finance Corp.,
  5.05%, due 8/07/06 ........................    1,623,000        1,614,576
CRC Funding LLC,
  5.24%, due 8/14/06 (t) ....................    1,622,000        1,611,612
Ciesco LLC, 5.02%, due 7/06/06 (t) ..........    1,155,000        1,154,195
Ciesco LLC, 5.15%, due 8/04/06 (t) ..........      429,000          426,913
Edison Asset Securitization LLC,
  5.04%, due 8/09/06 (t) ....................    1,611,000        1,602,204
FCAR Owner Trust, 5.08%, due 7/06/06 ........    1,577,000        1,575,887
Falcon Asset Securitization Corp.,
  5.28%, due 7/03/06 (t) ....................      773,000          772,773
General Electric Capital Corp.,
  5.38%, due 10/26/06 .......................    1,660,000        1,630,975
General Re Corp., 4.94%, due 7/17/06 ........      695,000          693,474
Kitty Hawk Funding Corp.,
  5.25%, due 7/20/06 (t) ....................    1,612,000        1,607,533
New Center Asset Trust,
  5.24%, due 7/20/06 ........................    1,612,000        1,607,542
Old Line Funding LLC,
  5.05%, due 7/10/06 (t) ....................      713,000          712,100
Old Line Funding LLC,
  5.2%, due 8/03/06 (t) .....................    1,071,000        1,065,895
Preferred Receivables Funding Corp., 5.05%,
  due 7/18/06 (t) ...........................    1,618,000        1,614,142
Ranger Funding Co. LLC,
  5.08%, due 7/21/06 (t) ....................    1,612,000        1,607,451
Scaldis Capital LLC, 5%, due 7/03/06 (t) ....    1,607,000        1,606,554
Sheffield Receivables Corp.,
  5.09%, due 8/03/06 (t) ....................    1,795,000        1,786,625
Thunder Bay Funding LLC,
  5.04%, due 7/07/06 (t) ....................    1,603,000        1,601,653
Windmill Funding Corp.,
  5.13%, due 8/01/06 (t) ....................      782,000          778,546
                                                             --------------
                                                             $   28,278,249
                                                             --------------
INSURANCE - 2.9%
Metlife Funding, Inc., 5.03%, due 7/20/06 ... $    244,000   $      243,352
Metlife, Inc., 4.91%, due 7/10/06 (t) .......    1,362,000        1,360,328
                                                             --------------
                                                             $    1,603,680
                                                             --------------
NETWORK & TELECOM - 2.6%
BellSouth Corp., 5.05%, due 7/17/06 (t) ..... $  1,430,000   $    1,426,790
                                                             --------------
    TOTAL COMMERCIAL PAPER, AT AMORTIZED COST
      AND VALUE ..........................................   $   48,298,972
                                                             --------------
    TOTAL INVESTMENTS, AT AMORTIZED COST
      AND VALUE ..........................................   $   54,515,972
                                                             --------------
OTHER ASSETS,
  LESS LIABILITIES - 0.1% ................................           82,953
                                                             --------------
    NET ASSETS - 100.0% ..................................   $   54,598,925
                                                             ==============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

TOTAL RETURN VARIABLE ACCOUNT
COMMON STOCKS - 60.2%

Issuer                                        Shares/Par      Value ($)

ADVERTISING & BROADCASTING - 1.1%
CBS Corp., "B" ..............................       46,919   $    1,269,159
Grupo Televisa S.A., ADR ....................        5,700          110,067
Viacom, Inc., "B" (n) .......................       11,185          400,870
Walt Disney Co. .............................        4,580          137,400
                                                             --------------
                                                             $    1,917,496
                                                             --------------
AEROSPACE - 1.9%
Lockheed Martin Corp. .......................       21,100   $    1,513,714
Northrop Grumman Corp. ......................       12,620          808,437
United Technologies Corp. ...................       17,620        1,117,460
                                                             --------------
                                                             $    3,439,611
                                                             --------------
ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC ..................................       45,856   $      770,519
Molson Coors Brewing Co. ....................        3,500          237,580
                                                             --------------
                                                             $    1,008,099
                                                             --------------
APPAREL MANUFACTURERS - 0.3%
NIKE, Inc., "B" .............................        7,290   $      590,490
                                                             --------------
AUTOMOTIVE - 0.2%
Johnson Controls, Inc. ......................        4,750   $      390,545
                                                             --------------
BANKS & CREDIT COMPANIES - 9.2%
American Express Co. ........................       11,270   $      599,789
Bank of America Corp. .......................       99,568        4,789,221
Bank of New York Co., Inc. ..................       25,700          827,540
Capital One Financial Corp. .................        6,020          514,409
Citigroup, Inc. .............................       41,006        1,978,129
Countrywide Financial Corp. .................       11,530          439,062
Fannie Mae ..................................       15,420          741,702
Freddie Mac .................................        2,710          154,497
J.P. Morgan Chase & Co. .....................       61,752        2,593,584
PNC Financial Services Group, Inc. ..........       30,740        2,157,026
SunTrust Banks, Inc. ........................       15,810        1,205,671
UBS AG ......................................        3,825          418,784
Wells Fargo & Co. ...........................        3,510          235,451
                                                             --------------
                                                             $   16,654,865
                                                             --------------
BIOTECHNOLOGY - 0.1%
Amgen, Inc. (n) .............................        1,470   $       95,888
                                                             --------------
BROKERAGE & ASSET MANAGERS - 3.2%
Franklin Resources, Inc. ....................        5,370   $      466,170
Goldman Sachs Group, Inc. ...................        7,180        1,080,087
KKR Private Equity Investments LP, IEU (n) ..        6,600          144,540
Lehman Brothers Holdings, Inc. ..............       10,570          688,636
Mellon Financial Corp. ......................       61,010        2,100,574
Merrill Lynch & Co., Inc. ...................       12,530          871,587
Morgan Stanley ..............................        6,790          429,196
                                                             --------------
                                                             $    5,780,790
                                                             --------------
BUSINESS SERVICES - 0.3%
Accenture Ltd., "A" .........................       19,020   $      538,646
                                                             --------------
CHEMICALS - 1.5%
3M Co. ......................................        5,490   $      443,427
Dow Chemical Co. ............................        6,870          268,136
E.I. du Pont de Nemours & Co. ...............       12,730          529,568
Nalco Holding Co. (n) .......................       22,450          395,794
PPG Industries, Inc. ........................       12,030          793,980
Syngenta AG .................................        2,660          353,174
                                                             --------------
                                                             $    2,784,079
                                                             --------------
COMPUTER SOFTWARE - 2.4%
Compuware Corp. (n) .........................      132,000   $      884,400
Oracle Corp. (n) ............................       80,090        1,160,504
Symantec Corp. (n) ..........................      145,320        2,258,273
                                                             --------------
                                                             $    4,303,177
                                                             --------------
COMPUTER SOFTWARE - SYSTEMS - 1.1%
Dell, Inc. (n) ..............................       52,070   $    1,271,029
Hewlett-Packard Co. .........................        5,200          164,736
Sun Microsystems, Inc. (n) ..................      123,910          514,227
                                                             --------------
                                                             $    1,949,992
                                                             --------------
CONSTRUCTION - 1.4%
D.R. Horton, Inc. ...........................        7,100   $      169,122
Masco Corp. .................................       73,930        2,191,285
Sherwin-Williams Co. ........................        2,520          119,650
                                                             --------------
                                                             $    2,480,057
                                                             --------------
CONSUMER GOODS & SERVICES - 0.5%
Alberto-Culver Co. ..........................        4,800   $      233,856
Estee Lauder Cos., Inc., "A" ................       17,540          678,272
                                                             --------------
                                                             $      912,128
                                                             --------------
CONTAINERS - 1.0%
Owens-Illinois, Inc. (n) ....................      105,090   $    1,761,308
Smurfit-Stone Container Corp. (n) ...........        6,550           71,657
                                                             --------------
                                                             $    1,832,965
                                                             --------------
ELECTRICAL EQUIPMENT - 2.1%
Cooper Industries Ltd., "A" .................        3,230   $      300,132
General Electric Co. ........................       33,040        1,088,998
Tyco International Ltd. .....................       79,890        2,196,975
W.W. Grainger, Inc. .........................        3,300          248,259
                                                             --------------
                                                             $    3,834,364
                                                             --------------
ELECTRONICS - 0.5%
Analog Devices, Inc. ........................        7,700   $      247,478
Intel Corp. .................................       30,190          572,101
Xilinx, Inc. ................................        7,100          160,815
                                                             --------------
                                                             $      980,394
                                                             --------------
ENERGY - INDEPENDENT - 1.9%
Apache Corp. ................................       23,160   $    1,580,670
Devon Energy Corp. ..........................       26,310        1,589,387
EOG Resources, Inc. .........................        3,600          249,624
                                                             --------------
                                                             $    3,419,681
                                                             --------------
ENERGY - INTEGRATED - 3.7%
BP PLC, ADR .................................        5,540   $      385,639
Chevron Corp. ...............................       10,045          623,393
ConocoPhillips ..............................       20,350        1,333,536
Exxon Mobil Corp. ...........................       38,882        2,385,411
Hess Corp. ..................................       14,220          751,527
TOTAL S.A., ADR .............................       17,940        1,175,429
                                                             --------------
                                                             $    6,654,935
                                                             --------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.3%
Archer Daniels Midland Co. ..................        3,060   $      126,317
Coca-Cola Co. ...............................        7,980          343,300
Kellogg Co. .................................       17,940          868,834
Nestle S.A ..................................        1,523          477,843
PepsiCo, Inc. ...............................        7,290          437,692
Sara Lee Corp. ..............................       10,080          161,482
                                                             --------------
                                                             $    2,415,468
                                                             --------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc. ...............................       33,480   $      761,670
International Paper Co. .....................        5,910          190,893
MeadWestvaco Corp. ..........................        7,270          203,051
                                                             --------------
                                                             $    1,155,614
                                                             --------------
GENERAL MERCHANDISE - 1.2%
Federated Department Stores, Inc. ...........        5,060   $      185,196
Saks, Inc. ..................................       53,600          866,712
Wal-Mart Stores, Inc. .......................       24,430        1,176,793
                                                             --------------
                                                             $    2,228,701
                                                             --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
CIGNA Corp. .................................        1,620   $      159,586
WellPoint, Inc. (n) .........................        5,300          385,681
                                                             --------------
                                                             $      545,267
                                                             --------------
INSURANCE - 4.0%
Ace Ltd. ....................................        5,360   $      271,162
AFLAC, Inc. .................................        5,110          236,849
Allstate Corp. ..............................       38,970        2,132,828
Chubb Corp. .................................        4,470          223,053
Conseco, Inc. (n) ...........................       50,920        1,176,252
Genworth Financial, Inc., "A" ...............       29,520        1,028,477
Hartford Financial Services Group, Inc. .....       10,080          852,768
MetLife, Inc. ...............................       18,880          966,845
Safeco Corp. ................................        4,610          259,774
                                                             --------------
                                                             $    7,148,008
                                                             --------------
LEISURE & TOYS - 0.4%
Hasbro, Inc. ................................        6,290   $      113,912
Mattel, Inc. ................................       39,150          646,367
                                                             --------------
                                                             $      760,279
                                                             --------------
MACHINERY & TOOLS - 0.8%
Deere & Co. .................................        9,700   $      809,853
Finning International, Inc. (a) .............          460           15,313
Illinois Tool Works, Inc. ...................        7,900          375,250
Ingersoll-Rand Co. Ltd., "A" ................        6,210          265,664
                                                             --------------
                                                             $    1,466,080
                                                             --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Tenet Healthcare Corp. (n) ..................       80,390   $      561,122
                                                             --------------
MEDICAL EQUIPMENT - 0.3%
Baxter International, Inc. ..................        1,680   $       61,757
Pall Corp. ..................................       18,000          504,000
                                                             --------------
                                                             $      565,757
                                                             --------------
METALS & MINING - 0.1%
BHP Billiton PLC ............................       12,010   $      232,757
                                                             --------------
NATURAL GAS - PIPELINE - 0.0%
Williams Cos., Inc. .........................        2,400   $       56,064
                                                             --------------
NETWORK & TELECOM - 1.3%
Cisco Systems, Inc. (n) .....................       32,820   $      640,975
Nortel Networks Corp. (n) ...................      782,450        1,752,688
                                                             --------------
                                                             $    2,393,663
                                                             --------------
OIL SERVICES - 1.4%
GlobalSantaFe Corp. .........................       21,650   $    1,250,288
Noble Corp. .................................       16,195        1,205,232
                                                             --------------
                                                             $    2,455,520
                                                             --------------
PHARMACEUTICALS - 4.7%
Abbott Laboratories .........................        5,400   $      235,494
Eli Lilly & Co. .............................       12,830          709,114
Johnson & Johnson ...........................       30,710        1,840,143
Merck & Co., Inc. ...........................       78,910        2,874,691
Wyeth .......................................       62,380        2,770,296
                                                             --------------
                                                             $    8,429,738
                                                             --------------
PRINTING & PUBLISHING - 0.5%
New York Times Co., "A" .....................       35,080   $      860,863
                                                             --------------
RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp. ..........        8,220   $      651,435
Norfolk Southern Corp. ......................        8,370          445,451
                                                             --------------
                                                             $    1,096,886
                                                             --------------
SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc. ..............        6,720   $      429,542
Praxair, Inc. ...............................        3,940          212,760
                                                             --------------
                                                             $      642,302
                                                             --------------
SPECIALTY STORES - 1.0%
Gap, Inc. ...................................       19,250   $      334,950
Home Depot, Inc. ............................        8,800          314,952
OfficeMax, Inc. .............................       26,180        1,066,835
                                                             --------------
                                                             $    1,716,737
                                                             --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Vodafone Group PLC, ADR .....................       19,736   $      420,377
                                                             --------------
TELEPHONE SERVICES - 3.4%
AT&T, Inc. ..................................       19,974   $      557,075
Embarq Corp. (n) ............................        9,373          384,199
Sprint Nextel Corp. .........................      123,370        2,466,166
TELUS Corp. .................................        8,450          348,072
Verizon Communications, Inc. ................       69,630        2,331,909
                                                             --------------
                                                             $    6,087,421
                                                             --------------
TOBACCO - 1.3%
Altria Group, Inc. ..........................       30,670   $    2,252,098
                                                             --------------
TRUCKING - 0.0%
Con-way, Inc. ...............................          650   $       37,655
                                                             --------------
UTILITIES - ELECTRIC POWER - 3.1%
Dominion Resources, Inc. ....................       15,750   $    1,177,943
Edison International ........................        6,300          245,700
Entergy Corp. ...............................        1,850          130,888
Exelon Corp. ................................        9,640          547,841
FirstEnergy Corp. ...........................        4,810          260,750
FPL Group, Inc. .............................       54,270        2,245,693
NRG Energy, Inc. (n) ........................        3,900          187,902
PPL Corp. ...................................       10,800          348,840
Public Service Enterprise Group, Inc. .......        2,920          193,070
TXU Corp. ...................................        3,560          212,852
                                                             --------------
                                                             $    5,551,479
                                                             --------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $97,741,040) .....................   $  108,648,058
                                                             --------------
BONDS - 38.4%
ADVERTISING & BROADCASTING - 0.1%
News America Holdings, 8.5%, 2025 ........... $     99,000   $      111,883
News America, Inc., 6.2%, 2034 ..............       42,000           38,115
                                                             --------------
                                                             $      149,998
                                                             --------------
AEROSPACE - 0.2%
Boeing Capital Corp., 6.5%, 2012 ............ $    263,000   $      272,035
                                                             --------------
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018 ................ $     45,000   $       60,937
                                                             --------------
AIRLINES - 0.1%
Continental Airlines, Inc., 6.648%, 2017 .... $    170,274   $      169,312
                                                             --------------
ASSET BACKED & SECURITIZED - 2.7%
AmeriCredit Automobile Receivables Trust,
  2.18%, 2008 ............................... $     50,072   $       49,908
Banc of America Commercial Mortgage, Inc.,
  FRN, 4.857%, 2043 .........................      200,000          186,019
Banc of America Commercial Mortgage, Inc.,
  FRN, 5.354%, 2047 .........................      102,153           97,180
Banc of America Commercial Mortgage, Inc.,
  FRN, 5.354%, 2047 .........................      100,000           95,553
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.1406%, 2040 (a) .............      250,000          250,232
Bear Stearns Commercial Mortgage
  Securities, Inc., FRN, 5.116%, 2041 .......       82,288           77,996
Blackrock Capital Finance LP,
  7.75%, 2026 (a) ...........................       46,206           45,744
Chase Commercial Mortgage Securities Corp.,
  7.543%, 2032 ..............................       63,787           64,836
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, FRN, 5.3997%, 2044 .................      200,000          194,137
Countrywide Asset-Backed Certificates, FRN,
  4.823%, 2035 ..............................       75,000           74,162
CRIIMI MAE CMBS Corp.,
  6.7%, 2008 (a) ............................      190,000          190,283
CRIIMI MAE Commercial Mortgage Trust, 7%,
  2033 (a) ..................................      179,009          179,484
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 ..............................      125,125          126,198
Falcon Franchise Loan LLC,
  7.382%, 2010 (a) ..........................       44,241           45,112
GE Commercial Mortgage Corp., FRN, 5.5185%,
  2044 ......................................      130,000          124,930
Greenwich Capital Commercial Funding Corp.,
  4.305%, 2042 ..............................      107,385          102,669
Greenwich Capital Commercial Funding Corp.,
  FRN, 6.1101%, 2016 ........................      100,000          100,547
Greenwich Capital Commercial Funding Corp.,
  FRN, 5.317%, 2036 .........................       60,728           58,644
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., 4.78%, 2042 .............      152,000          139,863
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3816%, 2041 ......       39,903           38,367
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.4723%, 2043 ......      200,000          192,336
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.038%, 2046 .......      197,476          186,193
Merrill Lynch Mortgage Trust, FRN, 5.8444%,
  2039 ......................................      197,000          194,107
Morgan Stanley Capital I, Inc.,
  5.168%, 2042 ..............................       48,533           46,220
Morgan Stanley Capital I, Inc., FRN,
  0.7263%, 2030 (a)(i) ......................    7,710,875          118,768
Multi-Family Capital Access One, Inc.,
  6.65%, 2024 ...............................       46,821           47,466
Residential Asset Mortgage Products, Inc.,
  4.109%, 2035 ..............................      112,691          110,239
Residential Asset Mortgage Products, Inc.,
  3.8%, 2030 ................................       18,544           18,465
Residential Asset Mortgage Products, Inc.,
  FRN, 4.9708%, 2034 ........................       92,000           88,626
Residential Funding Mortgage Securities,
  Inc., FRN, 5.32%, 2035 ....................      129,000          126,720
Spirit Master Funding LLC,
  5.05%, 2023 (a) ...........................      192,144          178,609
Structured Asset Securities Corp., FRN,
  4.67%, 2035 ...............................      298,098          293,270
Wachovia Bank Commercial Mortgage Trust,
  4.935%, 2042 ..............................      200,000          186,983
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 .........................       50,000           46,537
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.083%, 2042 .........................      185,000          174,706
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.118%, 2042 .........................      200,000          189,239
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.3699%, 2044 ........................      130,000          123,777
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4908%, 2044 ........................      149,000          142,727
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.962%, 2045 (a) .....................      140,000          140,755
                                                             --------------
                                                             $    4,847,607
                                                             --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016 .......... $    136,000   $      129,039
                                                             --------------
BANKS & CREDIT COMPANIES - 2.1%
Abbey National Capital Trust I,
  8.963% to 2030, FRN to 2049 ............... $    179,000   $      217,175
Bank of America Corp., 7.4%, 2011 ...........      189,000          201,099
Bank of America Corp., 5.375%, 2014 .........      110,000          106,477
Barclays Bank PLC, 6.86% to 2032,
  FRN to 2049 (a) ...........................      150,000          150,000
Citigroup, Inc., 5%, 2014 ...................      250,000          233,992
Credit Suisse First Boston (USA), Inc.,
  4.125%, 2010 ..............................      171,000          162,463
Credit Suisse First Boston (USA), Inc.,
  4.875%, 2010 ..............................      121,000          117,279
DBS Capital Funding Corp.,
  7.657% to 2011, FRN to 2049 (a) ...........      170,000          181,090
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049 (a) ...........      100,000           97,426
Mizuho Capital Investment 1 Ltd.,
  6.686% to 2016, FRN to 2049 (a) ...........      190,000          180,295
MUFG Capital Finance 1 Ltd.,
  6.346% to 2016, FRN to 2049 ...............      200,000          192,918
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049 (a) ...........................      100,000           91,762
RBS Capital Trust II, 6.425% to 2034,
  FRN to 2049 ...............................      161,000          150,341
Socgen Real Estate LLC, 7.64% to 2007, FRN
  to 2049 (a) ...............................      361,000          368,651
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 ...............      190,000          187,183
UFJ Finance Aruba AEC, 6.75%, 2013 ..........      145,000          151,058
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (a) .............      208,000          231,363
Wachovia Corp., 5.25%, 2014 .................      343,000          327,139
Wells Fargo National Bank, 4.75%, 2015 ......      315,000          290,828
Woori Bank, FRN, 6.125%, 2016 (a) ...........      220,000          216,872
                                                             --------------
                                                             $    3,855,411
                                                             --------------
BROADCAST & CABLE TV - 0.3%
Cox Communications, Inc.,
  4.625%, 2013 .............................. $    159,000   $      142,714
TCI Communications Financing III,
  9.65%, 2027 ...............................      425,000          453,158
                                                             --------------
                                                             $      595,872
                                                             --------------
BROKERAGE & ASSET MANAGERS - 0.6%
Goldman Sachs Group, Inc., 5.7%, 2012 ....... $    137,000   $      135,670
Lehman Brothers Holdings, Inc.,
  8.25%, 2007 ...............................      334,000          341,898
Merrill Lynch & Co., Inc., 5.45%, 2014 ......      127,000          122,600
Merrill Lynch & Co., Inc., 6.05%, 2016 ......      200,000          198,683
Morgan Stanley Group, Inc.,
  6.75%, 2011 ...............................      156,000          161,963
Morgan Stanley Group, Inc.,
  4.75%, 2014 ...............................       78,000           71,512
                                                             --------------
                                                             $    1,032,326
                                                             --------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012 .............. $    208,000   $      215,734
                                                             --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016 ............. $    135,000   $      129,631
                                                             --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012 ................ $    211,000   $      220,064
                                                             --------------
CONSUMER GOODS & SERVICES - 0.2%
Cendant Corp., 6.875%, 2006 ................. $    147,000   $      147,145
Fortune Brands, Inc., 5.125%, 2011 ..........      158,000          151,324
                                                             --------------
                                                             $      298,469
                                                             --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc.,
  5.2%, 2015 (a) ............................ $    103,000   $       95,906
Raytheon Co., 6.15%, 2008 ...................      114,000          115,114
                                                             --------------
                                                             $      211,020
                                                             --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
Pemex Project Funding Master Trust,
  8.625%, 2022 .............................. $     39,000   $       43,602
                                                             --------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013 ............... $    112,000   $      103,723
United Mexican States, 6.375%, 2013 .........      111,000          111,278
United Mexican States, 6.625%, 2015 .........       10,000           10,125
United Mexican States, 5.625%, 2017 .........      100,000           93,000
                                                             --------------
                                                             $      318,126
                                                             --------------
ENERGY - INDEPENDENT - 0.2%
Devon Financing Corp. U.L.C.,
  6.875%, 2011 .............................. $     51,000   $       53,025
Nexen, Inc., 5.875%, 2035 ...................      100,000           88,282
Ocean Energy, Inc., 7.25%, 2011 .............       84,000           88,542
XTO Energy, Inc., 5.65%, 2016 ...............      190,000          180,166
                                                             --------------
                                                             $      410,015
                                                             --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 6.375%, 2012 ............... $    156,000   $      160,080
                                                             --------------
FINANCIAL INSTITUTIONS - 0.2%
Countrywide Financial Corp.,
  6.25%, 2016 ............................... $    171,000   $      167,603
General Electric Capital Corp.,
  8.75%, 2007 ...............................      130,000          133,349
HSBC Finance Corp., 5.25%, 2011 .............      145,000          141,619
                                                             --------------
                                                             $      442,571
                                                             --------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.4%
Cadbury Schweppes PLC,
  5.125%, 2013 (a) .......................... $    270,000   $      253,627
Diageo Finance B.V., 5.5%, 2013 .............      190,000          184,930
Miller Brewing Co., 5.5%, 2013 (a) ..........      276,000          264,817
                                                             --------------
                                                             $      703,374
                                                             --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032 .............. $     69,000   $       64,645
                                                             --------------
GAMING & LODGING - 0.1%
Marriott International, Inc., 6.2%, 2016 .... $    139,000   $      136,571
                                                             --------------
INSURANCE - 0.5%
AIG SunAmerica Institutional Funding II,
  5.75%, 2009 ............................... $    441,000   $      441,251
American International Group, Inc.,
  5.05%, 2015 (a) ...........................      150,000          139,936
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 ...............................      223,000          211,607
MetLife, Inc., 6.5%, 2032 ...................       48,000           47,914
                                                             --------------
                                                             $      840,708
                                                             --------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
Allstate Corp., 6.125%, 2032 ................ $    185,000   $      173,428
Fund American Cos., Inc., 5.875%, 2013 ......      117,000          112,261
St. Paul Travelers Cos., Inc., 5.5%, 2015 ...      112,000          105,787
                                                             --------------
                                                             $      391,476
                                                             --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
Hydro-Quebec, 6.3%, 2011 .................... $    262,000   $      269,556
                                                             --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
Cardinal Health, Inc., 5.85%, 2017 .......... $    145,000   $      138,254
HCA, Inc., 8.75%, 2010 ......................       40,000           42,171
HCA, Inc., 6.95%, 2012 ......................      139,000          135,682
                                                             --------------
                                                             $      316,107
                                                             --------------
METALS & MINING - 0.0%
Alcan, Inc., 5%, 2015 ....................... $     28,000   $       25,870
                                                             --------------
MORTGAGE BACKED - 14.1%
Fannie Mae, 5.722%, 2009 .................... $    415,000   $      413,250
Fannie Mae, 4.01%, 2013 .....................       19,191           17,466
Fannie Mae, 4.63%, 2014 .....................       47,456           44,469
Fannie Mae, 4.518%, 2014 ....................      175,077          163,206
Fannie Mae, 4.847%, 2014 ....................       72,318           68,668
Fannie Mae, 4.925%, 2015 ....................      267,091          253,924
Fannie Mae, 5.5%, 2016 - 2035 ...............    9,117,963        8,811,168
Fannie Mae, 6%, 2017 - 2036 .................    2,906,603        2,882,452
Fannie Mae, 5%, 2018 - 2035 .................    2,545,868        2,425,254
Fannie Mae, 4.5%, 2018 - 2035 ...............    1,131,237        1,058,694
Fannie Mae, 6.5%, 2031 - 2036 ...............      976,884          984,923
Fannie Mae, 7.5%, 2031 ......................       35,014           36,217
Freddie Mac, 6%, 2016 - 2036 ................    1,622,747        1,607,477
Freddie Mac, 5%, 2017 - 2035 ................    2,240,867        2,108,753
Freddie Mac, 4.5%, 2018 - 2035 ..............      907,332          851,793
Freddie Mac, 5.5%, 2020 - 2035 ..............    1,725,741        1,667,524
Freddie Mac, 6.5%, 2034 .....................      232,153          233,613
Ginnie Mae, 6%, 2033 - 2034 .................      504,101          500,690
Ginnie Mae, 4.5%, 2033 - 2034 ...............      168,573          154,116
Ginnie Mae, 5%, 2033 - 2034 .................      186,912          176,826
Ginnie Mae, 5.5%, 2033 - 2035 ...............      916,048          888,936
Ginnie Mae, 6.5%, 2035 - 2036 ...............      107,313          108,268
                                                             --------------
                                                             $   25,457,687
                                                             --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 .............................. $     82,000   $       89,134
Kinder Morgan Energy Partners LP,
  6.75%, 2011 ...............................      165,000          168,559
Kinder Morgan Energy Partners LP,
  5.125%, 2014 ..............................       46,000           41,994
Kinder Morgan Energy Partners LP,
  7.75%, 2032 ...............................       71,000           76,406
                                                             --------------
                                                             $      376,093
                                                             --------------
NETWORK & TELECOM - 0.4%
AT&T, Inc., 6.15%, 2034 ..................... $     35,000   $       32,121
BellSouth Corp., 6.55%, 2034 ................      146,000          139,024
PCCW-HKTC Capital II Ltd.,
  6%, 2013 (a) ..............................       99,000           93,897
Telecom Italia Capital, 5.25%, 2013 .........       60,000           55,468
Telecom Italia Capital, 6%, 2034 ............       97,000           83,752
Telefonica Europe B.V., 7.75%, 2010 .........       50,000           53,042
Verizon New York, Inc., 6.875%, 2012 ........      286,000          289,802
                                                             --------------
                                                             $      747,106
                                                             --------------
OIL SERVICES - 0.0%
Halliburton Co., 5.5%, 2010 ................. $     50,000   $       49,527
                                                             --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012 ........... $    111,000   $      115,058
                                                             --------------
PHARMACEUTICALS - 0.2%
Allergan, Inc., 5.75%, 2016 (a) ............. $    160,000   $      155,464
Wyeth, 5.5%, 2013 ...........................      123,000          119,744
                                                             --------------
                                                             $      275,208
                                                             --------------
POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010 ........ $    134,000   $      141,347
                                                             --------------
RAILROAD & SHIPPING - 0.0%
CSX Corp., 6.75%, 2011 ...................... $     35,000   $       36,316
Union Pacific Corp., 6.125%, 2012 ...........       50,000           50,544
                                                             --------------
                                                             $       86,860
                                                             --------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT, 5%, 2015 ..... $     42,000   $       38,529
EOP Operating LP, REIT, 6.8%, 2009 ..........       29,000           29,613
HRPT Properties Trust, REIT,
  6.25%, 2016 ...............................      157,000          153,896
ProLogis, REIT, 5.75%, 2016 .................      179,000          172,552
Simon Property Group LP, 5.1%, 2015 .........      193,000          178,373
Vornado Realty Trust, REIT,
  5.625%, 2007 ..............................      383,000          381,377
                                                             --------------
                                                             $      954,340
                                                             --------------
RETAILERS - 0.4%
Home Depot, Inc., 5.4%, 2016 ................ $    181,000   $      173,503
Limited Brands, Inc., 5.25%, 2014 ...........      165,000          150,700
May Department Stores Co.,
  5.75%, 2014 ...............................      150,000          145,688
Wal-Mart Stores, Inc., 5.25%, 2035 ..........      194,000          169,270
                                                             --------------
                                                             $      639,161
                                                             --------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
Cingular Wireless LLC, 6.5%, 2011 ........... $     35,000   $       35,866
                                                             --------------
U.S. GOVERNMENT AGENCIES - 3.5%
Aid-Egypt, 4.45%, 2015 ...................... $    152,000   $      141,224
Fannie Mae, 3.25%, 2006 .....................      100,000           99,832
Fannie Mae, 3%, 2007 ........................      244,000          239,973
Fannie Mae, 5.25%, 2007 .....................      397,000          396,064
Fannie Mae, 6.625%, 2009 - 2010 .............    1,428,000        1,487,926
Fannie Mae, 6%, 2011 ........................      165,000          168,556
Federal Home Loan Bank, 3.25%, 2006 .........      315,000          314,645
Federal Home Loan Bank, 3.75%, 2006 .........      940,000          936,201
Federal Home Loan Bank, 3.9%, 2008 ..........       40,000           39,010
Freddie Mac, 3.75%, 2006 ....................    1,405,000        1,396,378
Small Business Administration,
  4.35%, 2023 ...............................       42,901           39,434
Small Business Administration,
  4.77%, 2024 ...............................      107,515          101,111
Small Business Administration,
  5.18%, 2024 ...............................      176,207          170,049
Small Business Administration,
  5.52%, 2024 ...............................      250,356          246,544
Small Business Administration,
  4.99%, 2024 ...............................      143,946          137,106
Small Business Administration,
  4.95%, 2025 ...............................      110,764          106,475
Small Business Administration,
  5.09%, 2025 ...............................      133,394          127,212
Small Business Administration,
  5.39%, 2025 ...............................      103,984          101,077
                                                             --------------
                                                             $    6,248,817
                                                             --------------
U.S. TREASURY OBLIGATIONS - 8.5%
U.S. Treasury Bonds, 10.375%, 2012 .......... $    140,000   $      149,417
U.S. Treasury Bonds, 8%, 2021 ...............       37,000           47,320
U.S. Treasury Bonds, 6.25%, 2023 ............    1,659,000        1,829,696
U.S. Treasury Bonds, 5.375%, 2031 ...........    2,549,000        2,593,011
U.S. Treasury Notes, 7%, 2006 ...............       99,000           99,039
U.S. Treasury Notes, 4.375%, 2007 ...........      146,000          144,882
U.S. Treasury Notes, 5.625%, 2008 ...........    2,704,000        2,725,337
U.S. Treasury Notes, 4.75%, 2008 ............      942,000          933,574
U.S. Treasury Notes, 3.125%, 2009 ...........    3,000,000        2,845,542
U.S. Treasury Notes, 4%, 2009 ...............       23,000           22,293
U.S. Treasury Notes, 6.5%, 2010 .............    1,148,000        1,199,436
U.S. Treasury Notes, 5%, 2011 ...............    1,400,000        1,396,555
U.S. Treasury Notes, 3.875%, 2013 ...........      199,000          185,241
U.S. Treasury Notes, 4.25%, 2013 ............      250,000          236,582
U.S. Treasury Notes, 4.75%, 2014 ............      150,000          146,326
U.S. Treasury Notes, TIPS, 4.25%, 2010 ......      801,007          850,945
                                                             --------------
                                                             $   15,405,196
                                                             --------------
UTILITIES - ELECTRIC POWER - 1.3%
Dominion Resources, Inc., 5.15%, 2015 ....... $    141,000   $      129,608
Duke Capital Corp., 8%, 2019 ................       53,000           59,924
Exelon Generation Co. LLC,
  6.95%, 2011 ...............................       74,000           77,157
FirstEnergy Corp., 6.45%, 2011 ..............      209,000          212,662
MidAmerican Energy Holdings Co.,
  3.5%, 2008 ................................      118,000          113,211
MidAmerican Energy Holdings Co., 5.875%,
  2012 ......................................       61,000           60,511
MidAmerican Funding LLC,
  6.927%, 2029 ..............................      454,000          481,232
Northeast Utilities, 8.58%, 2006 ............       54,240           54,394
Oncor Electric Delivery Co., 7%, 2022 .......      152,000          157,522
Pacific Gas & Electric Co., 4.8%, 2014 ......       45,000           41,933
Progress Energy, Inc., 7.1%, 2011 ...........      204,000          212,803
PSEG Power LLC, 6.95%, 2012 .................       71,000           73,668
PSEG Power LLC, 5.5%, 2015 ..................       90,000           84,889
System Energy Resources, Inc.,
  5.129%, 2014 (a) ..........................       94,907           91,296
TXU Energy Co., 7%, 2013 ....................      132,000          134,737
Waterford 3 Funding Corp., 8.09%, 2017 ......      332,449          338,586
                                                             --------------
                                                             $    2,324,133
                                                             --------------
    TOTAL BONDS (IDENTIFIED COST, $71,274,772) ...........   $   69,166,555
                                                             --------------
SHORT-TERM OBLIGATIONS - 0.5%
New Center Asset Trust, 5.28%,
  due 7/03/06, at Amortized Cost and
    Value (y) ............................... $    890,000   $      889,739
                                                             --------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $169,905,551) (k) ................   $  178,704,352
                                                             --------------
OTHER ASSETS,
  LESS LIABILITIES - 0.9% ................................        1,648,296
                                                             --------------
    NET ASSETS - 100.0% ..................................   $  180,352,648
                                                             ==============

PORTFOLIO FOOTNOTES:
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate values and percentages of net assets of these securities were as follows for each variable account:
    Global Governments Variable Account ................. $   508,781   5.3%
    High Yield Variable Account ......................... $11,052,607  19.3%
    Total Return Variable Account ....................... $ 3,776,702   2.1%
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2006, the Global Governments Variable Account held securities fair valued in accordance with the policies adopted by the Board of Managers, aggregating $7,811,290 and 81.62% of market value. An independent pricing service provided an evaluated bid for 80.43% of the market value.
(k) As of June 30, 2006, the Government Securities Variable Account held securities fair valued in accordance with the policies adopted by the Board of Managers, aggregating $82,897,485 and 99.24% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(k) As of June 30, 2006, the High Yield Variable Account held securities fair valued in accordance with the policies adopted by the Board of Managers, aggregating $52,348,372 and 92.87% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(k) As of June 30, 2006, the Total Return Variable Account held securities fair valued in accordance with the policies adopted by the Board of Managers, aggregating $68,236,936 and 38.18% of market value. An independent pricing service provided an evaluated bid for 38.10% of the market value.
(n) Non-income producing security.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR    American Depository Receipt
CDO    Collateralized Debt Obligation
FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR    Global Depository Receipt
IEU    International Equity Unit
REIT   Real Estate Investment Trust
STRIPS Separate Trading of Registered Interest and Principal of
       Securities
TIPS   Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

         AUD Australian Dollar       JPY Japanese Yen
         BRL Brazilian Real          KRW Korean Won
         CAD Canadian Dollar         MXN Mexican Peso
         CHF Swiss Franc             MYR Malaysian Ringgit
         CLP Chilian Peso            NOK Norwegian Krone
         DKK Danish Krone            NZD New Zealand Dollar
         EUR Euro                    SEK Swedish Krona
         GBP British Pound           SGD Singapore Dollar
         IDR Indonesia Rupiah        TRY Turkish Lira

                      See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2006
(000 Omitted)

                                              Capital      Global    Government     High         Money       Total
                                           Appreciation  Governments Securities     Yield        Market      Return
                                             Variable     Variable    Variable     Variable     Variable    Variable
                                             Account      Account     Account      Account      Account     Account
                                             --------    --------     --------     --------     --------    --------
Assets:
  Investments --
    Investments, cost ....................   $222,328    $  9,602     $ 85,836     $ 57,594     $ 54,516    $169,906
    Unrealized appreciation (depreciation)        559         (32)      (2,303)      (1,228)        --         8,798
                                             --------    --------     --------     --------     --------    --------
      Total investments, at value ........   $222,887    $  9,570     $ 83,533     $ 56,366     $ 54,516    $178,704
  Cash ...................................       --             2         --            398            0*          4
  Receivable for forward foreign currency
    exchange contracts ...................       --            31         --           --           --          --
  Receivable for forward currency exchange
    contracts subject to master netting
    agreements ...........................         --          27         --           --           --          --
  Receivable for investments sold ........      4,421         181         --          1,109         --         1,331
  Receivable for units sold ..............         41        --             19            1           95           9
  Interest and dividends receivable ......        144         104          899        1,040           38         888
  Receivable from Investment Adviser .....       --             6         --           --           --          --
  Receivable from sponsor ................          2        --              8         --              1           6
  Other assets ...........................          5        --              2            1            2           4
                                             --------    --------     --------     --------     --------    --------
      Total assets .......................   $227,500    $  9,921     $ 84,461     $ 58,915     $ 54,652    $180,946
                                             ========    ========     ========     ========     ========    ========
Liabilities:
  Payable to custodian ...................   $     59    $     47     $     22          $--          $--         $--
  Payable for forward foreign currency
    exchange contracts ...................       --           146         --              6         --          --
  Payable for daily variation margin on
    open futures contracts ...............       --          --             22         --           --          --
  Payable for investments purchased ......      1,368         142         --          1,603         --           427
  Payable for units surrendered ..........        172           2          312           69           23          97
  Payable to affiliates --
    Investment Adviser ...................          5        --              1            1            1           4
    Administrative services fee ..........          0*          0*           0*           0*           0*          0*
    Sponsor ..............................       --             0*        --              1         --          --
  Accrued expenses and other liabilities .         65          52           42           52           29          65
                                             --------    --------     --------     --------     --------    --------
      Total liabilities ..................   $  1,669    $    389     $    399     $  1,732     $     53    $    593
                                             --------    --------     --------     --------     --------    --------
        Net assets .......................   $225,831    $  9,532     $ 84,062     $ 57,183     $ 54,599    $180,353
                                             ========    ========     ========     ========     ========    ========
* Amount less than $500.

                                                     See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2006 -- continued
(000 Omitted except for unit values)

                                                                    Capital      Global    Government    High      Money    Total
                                                                 Appreciation Governments  Securities    Yield     Market   Return
                                                          Unit     Variable     Variable    Variable    Variable  Variable Variable
                                                 Unit    Value      Account     Account      Account    Account   Account  Account
                                                ------  --------  -----------  ----------  -----------  --------  -------  --------
Net assets applicable to contract owners:
Capital Appreciation Variable Account --
  Compass 2 .................................   2,704   $53.799    $145,369
  Compass 3 .................................     177    35.422       6,263
  Compass 3 - Level 2 .......................   4,816    14.777      71,167
Global Governments Variable Account --
  Compass 2 .................................     102   $25.310                  $2,581
  Compass 3 .................................      20    24.624                     489
  Compass 3 - Level 2 .......................     442    14.476                   6,403
Government Securities Variable Account --
  Compass 2 .................................   1,702   $37.158                             $63,250
  Compass 3 .................................      50    25.918                               1,284
  Compass 3 - Level 2 .......................   1,189    15.212                              18,085
High Yield Variable Account --
  Compass 2 .................................   1,191   $37.412                                         $44,540
  Compass 3 .................................      38    27.449                                           1,044
  Compass 3 - Level 2 .......................     717    14.724                                          10,551
Money Market Variable Account --
  Compass 2 .................................   1,043   $20.618                                                  $21,513
  Compass 3 .................................     163    16.864                                                    2,747
  Compass 3 - Level 2 .......................   2,345    12.670                                                   29,715
Total Return Variable Account --
  Compass 2 .................................   1,245   $46.986                                                           $ 58,495
  Compass 3 .................................     175    45.715                                                              8,012
  Compass 3 - Level 2 .......................   5,059    22.151                                                           $112,068
                                                                    --------      ------     -------     -------  -------  --------
Net assets applicable to owners of deferred contracts .........      222,799       9,473      82,619      56,135   53,975   178,575
Reserve for variable annuities --
    Compass 2 Contracts .......................................        2,742          20       1,404       1,001      495     1,197
    Compass 3 Contracts .......................................            1          37         --            1        7        42
    Compass 3 - Level 2 Contracts .............................          289           2          39          46      122       539
                                                                    --------      ------     -------     -------  -------  --------
      Net assets ..............................................     $225,831      $9,532     $84,062     $57,183  $54,599  $180,353
                                                                    ========      ======     =======     =======  =======  ========

                                                          See notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2006
(000 Omitted)
                                               Capital      Global    Government     High       Money       Total
                                            Appreciation Governments  Securities    Yield       Market      Return
                                              Variable     Variable    Variable    Variable    Variable    Variable
                                              Account     Account      Account      Account     Account     Account
                                             --------    --------     --------     --------     --------    --------
Net investment income (loss):
  Income --
    Interest .............................   $    139    $    189     $  2,298     $  2,460     $  1,284    $  1,983
    Dividends ............................      1,050        --           --             24         --         1,210
                                             --------    --------     --------     --------     --------    --------
      Total investment income ............   $  1,189    $    189     $  2,298     $  2,484     $  1,284    $  3,193
                                             --------    --------     --------     --------     --------    --------
  Expenses --
    Mortality and expense risk charges ...   $  1,554    $     60     $    556     $    396     $    339    $  1,160
    Management fee .......................        923          36          242          235          135         704
    Board of Managers fees ...............         12           1            4            3            3           9
    Distribution  risk fee ...............          6           0*           1            1            2           6
    Administrative services fee ..........         25           2            9            6            5          19
    Custodian fee ........................         37          31           22           39           10          53
    Printing .............................         11           1            5            5            7           7
    Auditing fees ........................         16          21           19           21           10          23
    Legal fees ...........................          3           0*           1            1            1           2
    Miscellaneous ........................         13           1            5           43           10
                                             --------    --------     --------     --------     --------    --------
      Total expenses .....................   $  2,600    $    153     $    864     $    711     $    515    $  1,993
    Fees paid indirectly .................         (2)         (0)*         (3)          (2)          (0)*        (2)
    Reduction of expenses by Investment
     Adviser .............................       --           (32)        --            (23)        --          --
                                             --------    --------     --------     --------     --------    --------
      Net expenses .......................   $  2,598    $    121     $    861     $    686     $    515    $  1,991
                                             --------    --------     --------     --------     --------    --------
      Net investment income (loss) .......   $ (1,409)   $     68     $  1,437     $  1,798     $    769    $  1,202
                                             --------    --------     --------     --------     --------    --------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ..............   $  2,091    $   (153)    $   (236)    $   (867)         $--    $  4,475
    Futures contracts ....................       --             4          165         --           --          --
    Foreign currency transactions ........         (1)        176         --            (43)        --            (0)*
                                             --------    --------     --------     --------     --------    --------
      Net realized gain (loss) on
        investments and foreign currency
        transactions .....................   $  2,090    $     27     $    (71)    $   (910)         $--    $  4,475
                                             --------    --------     --------     --------     --------    --------
  Change in unrealized appreciation
    (depreciation) --
    Investments ..........................   $ (7,384)   $    194     $ (2,597)    $    126          $--    $ (3,403)
    Futures contracts ....................       --          --             (1)        --           --          --
    Translation of assets and liabilities
     in foreign currencies ...............          2        (123)        --              4         --             1
                                             --------    --------     --------     --------     --------    --------
      Net unrealized gain (loss) on
        investments and foreign currency
        translation ......................   $ (7,382)   $     71     $ (2,598)    $    130          $--    $ (3,402)
                                             --------    --------     --------     --------     --------    --------
      Net realized and unrealized gain
        (loss) on investments and
        foreign currency .................   $ (5,292)   $     98     $ (2,669)    $   (780)         $--    $  1,073
                                             --------    --------     --------     --------     --------    --------
  Change in net assets from operations ...   $ (6,701)   $    166     $ (1,232)    $  1,018     $    769    $  2,275
                                             ========    ========     ========     ========     ========    ========

* Amount less than $500.
                                                            See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
(000 Omitted)

                                                         Capital Appreciation      Global Governments         Government Securities
                                                           Variable Account         Variable Account            Variable Account
                                                       ----------------------    -----------------------     ----------------------
                                                       Six Months                Six Months                 Six Months
                                                          Ended                    Ended                      Ended
                                                        June 30,    Year Ended    June 30,    Year Ended      June 30,  Year Ended
                                                          2006     December 31,     2006      December 31,      2006    December 31,
                                                       (Unaudited)     2005      (Unaudited)     2005       (Unaudited)     2005
                                                       ---------    ---------    ---------     ---------     ---------    ---------
Change in net assets:
From operations:
    Net investment income (loss) ...................   $  (1,409)   $  (2,976)   $      68     $     117     $   1,437    $   3,067
    Net realized gain (loss) on investments
      and foreign currency transactions ............       2,090       34,399           27            72           (71)        (283)
    Net unrealized gain (loss) on investments
      and foreign currency translation .............      (7,382)     (33,087)          71        (1,228)       (2,598)      (1,853)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
      Change in net assets from operations .........   $  (6,701)   $  (1,664)   $     166     $  (1,039)    $  (1,232)   $     931
                                                       ---------    ---------    ---------     ---------     ---------    ---------
Participant transactions:
  Accumulation activity:
    Purchase payments received .....................   $   2,450    $   5,857    $     169     $     366     $     589    $   2,303
    Net transfers between variable and fixed
      accumulation accounts ........................      (3,111)        (294)         (83)          977          (416)         821
    Withdrawals, surrenders, annuitizations, and
      contract charges .............................     (25,805)     (48,945)        (942)       (2,169)       (7,655)     (15,664)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
      Net accumulation activity ....................   $ (26,466)   $ (43,382)   $    (856)    $    (826)    $  (7,482)   $ (12,540)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
Annuitization activity:
  Annuitizations ...................................   $     266    $     167    $       0*    $       3     $     208    $     151
  Annuity payments and contract charges ............        (220)        (425)          (4)           (6)         (105)        (249)
  Net transfers among accounts for annuity reserves         --            (14)        --            --            --              5
  Adjustments to annuity reserves ..................          (5)          53            0*            0*            1           15
                                                       ---------    ---------    ---------     ---------     ---------    ---------
    Net annuitization activity .....................   $      41    $    (219)   $      (4)    $      (3)    $     104    $     (78)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
  Change in net assets from participant transactions   $ (26,425)   $ (43,601)   $    (860)    $    (829)    $  (7,378)   $ (12,618)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
    Total change in net assets .....................   $ (33,126)   $ (45,265)   $    (694)    $  (1,868)    $  (8,610)   $ (11,687)
Net assets:
  At beginning of period ...........................     258,957      304,222       10,226        12,094        92,672      104,359
                                                       ---------    ---------    ---------     ---------     ---------    ---------
  At end of period .................................   $ 225,831    $ 258,957    $   9,532     $  10,226     $  84,062    $  92,672
                                                       =========    =========    =========     =========     =========    =========
* Amount less than $500.
                                                                      See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS  -- continued
(000 Omitted)

                                                            High Yield               Money Market                 Total Return
                                                         Variable Account           Variable Account             Variable Account
                                                       ----------------------    -----------------------     ----------------------
                                                       Six Months                Six Months                 Six Months
                                                          Ended                    Ended                      Ended
                                                        June 30,    Year Ended    June 30,    Year Ended      June 30,  Year Ended
                                                          2006     December 31,     2006      December 31,      2006    December 31,
                                                       (Unaudited)     2005      (Unaudited)     2005       (Unaudited)     2005
                                                       ---------    ---------    ---------     ---------     ---------    ---------
Change in net assets:
From operations:
    Net investment income ..........................   $   1,798    $   3,901    $     769     $     797     $   1,202    $   2,320
    Net realized gain (loss) on investments
      and foreign currency transactions ............        (910)         139         --               0*        4,475       10,302
    Net unrealized gain (loss) on investments
      and foreign currency translation .............         130       (3,665)        --            --          (3,402)      (9,613)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
      Change in net assets from operations .........   $   1,018    $     375    $     769     $     797     $   2,275    $   3,009
                                                       ---------    ---------    ---------     ---------     ---------    ---------
Participant transactions:
  Accumulation activity:
    Purchase payments received .....................   $     454    $   1,227    $     783     $   1,798     $   2,489    $   5,339
    Net transfers between variable and fixed
      accumulation accounts ........................      (3,746)         (42)       2,476        35,078         1,329       14,789
    Withdrawals, surrenders, annuitizations, and
      contract charges .............................      (5,152)     (12,450)      (6,400)      (30,896)      (19,649)     (35,779)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
      Net accumulation activity ....................   $  (8,444)   $ (11,265)   $  (3,141)    $   5,980     $ (15,831)   $ (15,651)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
Annuitization activity:
  Annuitizations ...................................   $      52    $      21    $      37     $      57     $      18    $     125
  Annuity payments and contract charges ............         (93)        (169)         (92)         (156)         (205)        (426)
  Net transfers among accounts for annuity reserves         --           --           --             156          --              5
  Adjustments to annuity reserves ..................          (6)         (74)           3            12          --            (44)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
    Net annuitization activity .....................   $     (47)   $    (222)   $     (52)    $      69     $    (187)   $    (340)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
  Change in net assets from participant
    transactions ...................................   $  (8,491)   $ (11,487)   $  (3,193)    $   6,049     $ (16,018)   $ (15,991)
                                                       ---------    ---------    ---------     ---------     ---------    ---------
    Total change in net assets .....................   $  (7,473)   $ (11,112)   $  (2,424)    $   6,846     $ (13,743)   $ (12,982)
Net assets:
  At beginning of period ...........................      64,656       75,768       57,023        50,177       194,096      207,078
                                                       ---------    ---------    ---------     ---------     ---------    ---------
  At end of period .................................   $  57,183    $  64,656    $  54,599     $  57,023     $ 180,353    $ 194,096
                                                       =========    =========    =========     =========     =========    =========

* Amount less than $500.

                                                     See notes to financial statements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable accounts' unit class (assuming reinvestment of all distributions) held for the entire period.

                                                              Capital Appreciation Variable Account
                                        --------------------------------------------------------------------------------------
                                                                               Compass 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  55.446       $  55.625    $  50.814       $  39.859       $  59.446       $  80.578
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.274       $   0.580    $   0.744       $   0.402       $   0.369       $   0.598
  Expenses ..........................      (0.600)         (1.179)      (1.109)         (0.951)         (1.002)         (1.401)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment loss ...........   $  (0.326)      $  (0.599)   $  (0.365)      $  (0.549)      $  (0.633)      $  (0.803)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (1.321)          0.420        5.176          11.504         (18.954)        (20.329)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $  (1.647)      $  (0.179)   $   4.811       $  10.955       $ (19.587)      $ (21.132)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  53.799       $  55.446    $  55.625       $  50.814       $  39.859       $  59.446
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(s) ...........       (2.97)(n)       (0.32)        9.47(b)        27.48(j)       (32.95)         (26.22)
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.15(a)         2.16         2.14            2.12            2.12            0.79(m)
  Net investment loss ...............       (1.12)(a)       (1.08)       (0.70)          (1.20)          (1.36)          (1.19)(m)
Portfolio turnover (%) ..............          36             130           65             104              80             123
Number of units outstanding at end
  of period (000 Omitted) ...........       2,704           3,018        3,544           4,040           4,521           5,340

                                                               Capital Appreciation Variable Account
                                        --------------------------------------------------------------------------------------
                                                                               Compass 3
                                        --------------------------------------------------------------------------------------
                                        Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
   beginning of period ..............   $  36.524       $  36.678    $  33.539       $  26.334       $  39.314       $  53.342
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.173       $   0.370    $   0.458       $   0.260       $   0.240       $   0.417
  Expenses ..........................      (0.403)         (0.795)      (0.753)         (0.648)         (0.688)         (1.025)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment loss ...........   $  (0.230)      $  (0.425)   $  (0.295)      $  (0.388)      $  (0.448)      $  (0.608)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.872)          0.271        3.434           7.593         (12.532)        (13.420)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $  (1.102)      $  (0.154)   $   3.139       $   7.205       $ (12.980)      $ (14.028)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  35.422       $  36.524    $  36.678       $  33.539       $  26.334       $  39.314
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(s) ...........       (3.02)(n)       (0.42)        9.36(b)        27.36(j)       (33.02)         (26.30)
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.25(a)         2.26         2.24            2.22            2.22            0.79(m)
  Net investment loss ...............       (1.36)(a)       (1.20)       (0.87)          (1.31)          (1.42)          (1.19)(m)
Portfolio turnover (%) ..............          36             130           65             104              80             123
Number of units outstanding at end
  of period (000 Omitted) ...........         177             237          413             621             812             999

FINANCIAL HIGHLIGHTS  -- continued

                                                               Capital Appreciation Variable Account
                                        --------------------------------------------------------------------------------------
                                                                           Compass 3 - Level 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  15.226       $  15.267    $  13.940       $  10.929       $  16.292       $  22.072
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.074       $   0.158    $   0.205       $   0.109       $   0.100       $   0.154
  Expenses ..........................      (0.160)         (0.316)      (0.297)         (0.254)         (0.260)         (0.357)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment loss ...........   $  (0.086)      $  (0.158)   $  (0.092)      $  (0.145)      $  (0.160)      $  (0.203)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.363)          0.117        1.419           3.156          (5.203)         (5.577)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $  (0.449)      $  (0.041)   $   1.327       $   3.011       $  (5.363)      $  (5.780)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  14.777       $  15.226    $  15.267       $  13.940       $  10.929       $  16.292
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(s) ...........       (2.95)(n)       (0.27)        9.52(b)        27.55(j)       (32.92)         (26.19)
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.10(a)         2.11         2.09            2.07            2.07            0.79(m)
  Net investment loss ...............       (1.19)(a)       (1.05)       (0.65)          (1.17)          (1.32)          (1.19)(m)
Portfolio turnover (%) ..............          36             130           65             104              80             123
Number of units outstanding at end
  of period (000 Omitted) ...........       4,816           5,248        5,798           6,086           6,148           6,705

(a) Annualized.
(b) The accounts' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.039, $0.026, and $0.010 per unit for Compass 2,
    Compass 3, and Compass 3 - Level 2, respectively, based on units outstanding on the day the proceeds were recorded.
(d) Per unit data are based on average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The accounts' net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceedsresulted in an increase in the net asset value of $0.900, $0.594, and $0.247 per unit for Compass 2,
    Compass 3, and Compass 3 - Level 2, respectively, based on units outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per unit, the Compass 2, Compass 3, and Compass 3 - Level 2 total return per unit value for the year ended December 31, 2003 would have been lower by approximately 2.24%, 2.24%, and 2.25%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(m) Excluding mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges.
(n) Not annualized.
(s) From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable accounts' unit class (assuming reinvestment of all distributions) held for the entire period.

                                                                    Global Governments Variable Account
                                        --------------------------------------------------------------------------------------
                                                                                 Compass 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
   beginning of period ..............   $  24.865       $  27.240    $  25.169       $  22.125       $  18.653       $  19.378
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.401       $   0.925    $   0.872       $   0.877       $   0.861       $   0.946
  Expenses ..........................      (0.258)         (0.651)      (0.633)         (0.584)         (0.486)         (0.500)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.143       $   0.274    $   0.239       $   0.293       $   0.375       $   0.446
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency transactions ...       0.302          (2.649)       1.832           2.751           3.097          (1.171)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.445       $  (2.375)   $   2.071       $   3.044       $   3.472       $  (0.725)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  25.310       $  24.865    $  27.240       $  25.169       $  22.125       $  18.653
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(r) ...........        1.79(n)        (8.72)        8.23           13.76           18.61           (3.74)
Ratios (%) (to average net assets):
  Expenses before expense
   reductions (f) ...................        3.17(a)         2.95         2.67            2.47            2.44            1.39(m)
  Expenses after expense
   reductions (f) ...................        2.50(a)         2.50         2.50            2.47            2.50(e)         1.28(m)
  Net investment income .............        1.39(a)         1.04         0.94            1.23            1.73            2.23(m)
Portfolio turnover (%) ..............          48             144          128             130             126              72
Number of units outstanding at
  end of period (000 Omitted) .......         102             116          128             161             160             134

                                                                 Global Governments Variable Account
                                        --------------------------------------------------------------------------------------
                                                                             Compass 3
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  24.209       $  26.561    $  24.578       $  21.638       $  18.269       $  19.007
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.463       $   0.949    $   0.883       $   0.869       $   0.846       $   1.063
  Expenses ..........................      (0.258)         (0.688)      (0.662)         (0.600)         (0.511)         (0.579)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.205       $   0.261    $   0.221       $   0.269       $   0.335       $   0.484
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........       0.210          (2.613)       1.762           2.671           3.034          (1.222)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.415       $  (2.352)   $   1.983       $   2.940       $   3.369       $  (0.738)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  24.624       $  24.209    $  26.561       $  24.578       $  21.638       $  18.269
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(r) ...........        1.71(n)        (8.85)        8.07           13.59           18.44           (3.88)
Ratios (%) (to average net assets):
  Expenses before expense
    reductions (f) ..................        3.32(a)         3.10         2.82            2.62            2.56            1.39(m)
  Expenses after expense
    reductions (f) ..................        2.65(a)         2.65         2.65            2.62            2.65(e)         1.28(m)
  Net investment income .............        1.32(a)         0.97         0.85            1.15            1.77            2.23(m)
Portfolio turnover (%) ..............          48             144          128             130             126              72
Number of units outstanding at
  end of period (000 Omitted) .......          20              26           28              41              58              68

FINANCIAL HIGHLIGHTS  -- continued

                                                                        Global Governments Variable Account
                                        --------------------------------------------------------------------------------------
                                                                                 Compass 3 - Level 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                       -------------    ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
   beginning of period ..............   $  14.221       $  15.580    $  14.396       $  12.655       $  10.669       $  11.083
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.262       $   0.526    $   0.497       $   0.494       $   0.499       $   0.520
  Expenses ..........................      (0.169)         (0.371)      (0.361)         (0.331)         (0.281)         (0.274)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.093       $   0.155    $   0.136       $   0.163       $   0.218       $   0.246
  Net realized and unrealized
    gain (loss) on investments and
    foreign currency transactions ...       0.162          (1.514)       1.048           1.578           1.768          (0.660)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.255       $  (1.359)   $   1.184       $   1.741       $   1.986       $  (0.414)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  14.476       $  14.221    $  15.580       $  14.396       $  12.655       $  10.669
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(r) ...........        1.79(n)        (8.72)        8.23           13.76           18.61           (3.74)
Ratios (%) (to average net assets):
  Expenses before expense
   reductions (f) ...................        3.17(a)         2.95         2.67            2.47            2.42            1.40(m)
  Expenses after expense
   reductions (f) ...................        2.50(a)         2.50         2.50            2.47            2.50(e)         1.28(m)
  Net investment income .............        1.39(a)         1.04         0.94            1.21            1.70            2.23(m)
Portfolio turnover (%) ..............          48             144          128             130             126              72
Number of units outstanding at end
  of period (000 Omitted) ...........         442             468          500             559             568             574

(a) Annualized.
(d) Per unit data are based on the average number of units outstanding during each year.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(m) Excluding mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable accounts' unit class (assuming reinvestment of all distributions) held for the entire period.

                                                              Government Securities Variable Account
                                        -------------------------------------------------------------------------------------
                                                                            Compass 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  37.679       $  37.338    $  36.470       $  36.124       $  33.448       $  31.520
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.993       $   1.936    $   1.834       $   1.482       $   1.862       $   2.183
  Expenses ..........................      (0.373)         (0.752)      (0.726)         (0.711)         (0.677)         (0.661)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.620       $   1.184    $   1.108       $   0.771       $   1.185       $   1.522
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (1.141)         (0.843)      (0.240)         (0.425)          1.491           0.406
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $  (0.521)      $   0.341    $   0.868       $   0.346       $   2.676       $   1.928
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  37.158       $  37.679    $  37.338       $  36.470       $  36.124       $  33.448
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k) ..............       (1.38)(n)        0.91         2.38            0.96            8.00            6.12
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.00(a)         2.01         1.97            1.95            1.94            0.66(m)
  Net investment income .............        3.27(a)         3.09         2.96            2.08            3.19            4.42(m)
Portfolio turnover (%) ..............          13              69           89             138             139              89
Number of units outstanding at
  end of period (000 Omitted) .......       1,702           1,852        2,125           2,447           2,759           3,043

                                                               Government Securities Variable Account
                                        --------------------------------------------------------------------------------------
                                                                               Compass 3
                                        --------------------------------------------------------------------------------------
                                        Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  26.295       $  26.082    $  25.501       $  25.284       $  23.434       $  22.105
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.657       $   1.316    $   1.244       $   1.045       $   1.300       $   1.590
  Expenses ..........................      (0.263)         (0.543)      (0.525)         (0.514)         (0.495)         (0.510)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.394       $   0.773    $   0.719       $   0.531       $   0.805       $   1.080
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.771)         (0.560)      (0.138)         (0.314)          1.045           0.249
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $  (0.377)      $   0.213    $   0.581       $   0.217       $   1.850       $   1.329
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  25.918       $  26.295    $  26.082       $  25.501       $  25.284       $  23.434
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k) ..............       (1.43)(n)        0.82         2.28            0.86            7.89            6.01
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.10(a)         2.11         2.07            2.05            2.04            0.66(m)
  Net investment income .............        3.13(a)         2.96         2.82            2.08            3.36            4.42(m)
Portfolio turnover (%) ..............          13              69           89             138             139              89
Number of units outstanding at
   end of period (000 Omitted) ......          50              69          100             147             205             254

FINANCIAL HIGHLIGHTS  -- continued

                                                                 Government Securities Variable Account
                                        -------------------------------------------------------------------------------------
                                                                            Compass 3 - Level 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  15.421       $  15.274    $  14.912       $  14.763       $  13.663       $  12.868
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.400       $   0.781    $   0.742       $   0.597       $   0.732       $   0.826
  Expenses ..........................      (0.148)         (0.299)      (0.289)         (0.282)         (0.267)         (0.248)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.252       $   0.482    $   0.453       $   0.315       $   0.465       $   0.578
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.461)         (0.335)      (0.091)         (0.166)          0.635           0.217
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $  (0.209)      $   0.147    $   0.362       $   0.149       $   1.100       $   0.795
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  15.212       $  15.421    $  15.274       $  14.912       $  14.763       $  13.663
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k) ..............       (1.36)(n)        0.96         2.43            1.01            8.05            6.17
Ratios (%) (to average net assets):
  Expenses (f) ......................        1.95(a)         1.96         1.92            1.90            1.89            0.66(m)
  Net investment income .............        3.30(a)         3.12         2.99            2.10            3.17            4.42(m)
Portfolio turnover (%) ..............          13              69           89             138             139              89
Number of units outstanding at
  end of period (000 Omitted) .......       1,189           1,280        1,377           1,562           1,692           1,617

(a) Annualized.
(d) Per unit data are based on the average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(m) Excluding mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges.
(n) Not annualized.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable accounts' unit class (assuming reinvestment of all distributions) held for the entire period.

                                                                   High Yield Variable Account
                                        --------------------------------------------------------------------------------------
                                                                          Compass 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
   beginning of period ..............   $  36.840       $  36.669    $  34.056       $  28.505       $  28.969       $  29.882
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   1.513       $   2.959    $   2.857       $   2.769       $   3.015       $   3.684
  Expenses ..........................      (0.418)         (0.820)      (0.770)         (0.689)         (0.617)         (0.699)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   1.095       $   2.139    $   2.087       $   2.080       $   2.398       $   2.985
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.523)         (1.968)       0.526           3.471          (2.862)         (3.898)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.572       $   0.171    $   2.613       $   5.551       $  (0.464)      $  (0.913)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  37.412       $  36.840    $  36.669       $  34.056       $  28.505       $  28.969
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(r)(s) ........        1.55(n)         0.47         7.67           19.47           (1.60)          (3.05)
Ratios (%) (to average net assets):
  Expenses before expense
    reductions (f) ..................        2.31(a)         2.28(o)      2.21            2.20            2.18            0.90(m)
  Expenses after expense
    reductions (f) ..................        2.23(a)         2.25         --              --              --              --
  Net investment income .............        5.74(a)         5.76         5.91            6.53            7.84            9.16(m)
Portfolio turnover (%) ..............          45              53           81             164             172             103
Number of units outstanding at end
  of period (000 Omitted) ...........       1,191           1,323        1,601           1,827           2,069           2,328

                                                                      High Yield Variable Account
                                        -------------------------------------------------------------------------------------
                                                                              Compass 3
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  27.043       $  26.943    $  25.048       $  20.986       $  21.349       $  22.043
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   1.062       $   2.118    $   2.021       $   1.964       $   2.141       $   3.188
  Expenses ..........................      (0.311)         (0.620)      (0.576)         (0.514)         (0.469)         (0.643)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.751       $   1.498    $   1.445       $   1.450       $   1.672       $   2.545
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.345)         (1.398)       0.450           2.612          (2.035)         (3.239)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.406       $   0.100    $   1.895       $   4.062       $  (0.363)      $  (0.694)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  27.449       $  27.043    $  26.943       $  25.048       $  20.986       $  21.349
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(r)(s) ........        1.50(n)         0.37         7.57           19.35           (1.70)          (3.15)
Ratios (%) (to average net assets):
  Expenses before expense
    reductions (f) ..................        2.41(a)         2.38(o)      2.31            2.30            2.28            0.90(m)
  Expenses after expense
    reductions (f) ..................        2.33(a)         2.35         --              --              --              --
  Net investment income .............        5.60(a)         5.64         5.75            6.41            8.45            9.16(m)
Portfolio turnover (%) ..............          45              53           81             164             172             103
Number of units outstanding at end
  of period (000 Omitted) ...........          38              47           67             115             178             231

FINANCIAL HIGHLIGHTS  -- continued

                                                                         High Yield Variable Account
                                        --------------------------------------------------------------------------------------
                                                                             Compass 3 - Level 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  14.495       $  14.421    $  13.386       $  11.199       $  11.376       $  11.728
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.584       $   1.142    $   1.019       $   1.161       $   1.220       $   0.784
  Expenses ..........................      (0.160)         (0.312)      (0.275)         (0.286)         (0.257)         (0.151)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.424       $   0.830    $   0.744       $   0.875       $   0.963       $   0.633
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.195)         (0.756)       0.291           1.312          (1.140)         (0.985)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.229       $   0.074    $   1.035       $   2.187       $  (0.177)      $  (0.352)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  14.724       $  14.495    $  14.421       $  13.386       $  11.199       $  11.376
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(r)(s) ........        1.58(n)         0.52         7.73           19.53           (1.55)          (3.01)
Ratios (%) (to average net assets):
  Expenses before expense
    reductions (f) ..................        2.26(a)         2.23(o)      2.16            2.15            2.13            0.90(m)
  Expenses after expense
    reductions (f) ..................        2.18(a)         2.20         --              --              --              --
  Net investment income .............        5.76(a)         5.81         5.77            6.57            6.08            9.16(m)
Portfolio turnover (%) ..............          45              53           81             164             172             103
Number of units outstanding at end
  of period (000 Omitted) ...........         717             937          971           2,631           2,684           1,131

(a) Annualized.
(d) Per unit data are based on the average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(m) Excluding mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges.
(n) Not annualized.
(o) Due to a revision, the ratios of expenses before expense reductions for the year ended December 31, 2005 not previously reported, were 2.28%, 2.38% and 2.23% for Compass 2, Compass 3 and Compass 3 - Level 2, respectively. There was no impact to net assets or the expenses charged to the shareholder.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable accounts' unit class (assuming reinvestment of all distributions) held for the entire period.

                                                                         Money Market Variable Account
                                         -------------------------------------------------------------------------------------
                                                                               Compass 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  20.331       $  20.073    $  20.188       $  20.322       $  20.341       $  19.862
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.486       $   0.661    $   0.281       $   0.247       $   0.382       $   0.950
  Expenses ..........................      (0.199)         (0.403)      (0.396)         (0.381)         (0.401)         (0.471)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.287       $   0.258    $  (0.115)      $  (0.134)      $  (0.019)      $   0.479
  Net realized and unrealized gain
    (loss) on investments ...........        --            (0.000)(w)     --              --              --              --
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.287       $   0.258    $  (0.115)      $  (0.134)      $  (0.019)      $   0.479
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  20.618       $  20.331    $  20.073       $  20.188       $  20.322       $  20.341
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k) ..............        1.41(n)         1.29        (0.57)          (0.66)          (0.09)           2.41
Ratios (%) (to average net assets):
  Expenses (f) ......................        1.94(a)         1.99         1.96            1.87            1.96            0.65(m)
  Net investment income (loss) ......        2.85(a)         1.38        (0.56)          (0.63)          (0.12)           2.51(m)
Number of units outstanding at
    end of period (000 Omitted) .....       1,043           1,128        1,009           1,172           1,626           1,986

                                                                     Money Market Variable Account
                                       ---------------------------------------------------------------------------------------
                                                                             Compass 3
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  16.638       $  16.443    $  16.553       $  16.680       $  16.712       $  16.334
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.393       $   0.539    $   0.229       $   0.198       $   0.318       $   0.784
  Expenses ..........................      (0.167)         (0.344)      (0.339)         (0.325)         (0.350)         (0.406)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.226       $   0.195    $  (0.110)      $  (0.127)      $  (0.032)      $   0.378
  Net realized and unrealized gain
    (loss) on investments ...........        --            (0.000)(w)     --              --              --              --
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.226       $   0.195    $  (0.110)      $  (0.127)      $  (0.032)      $   0.378
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  16.864       $  16.638    $  16.443       $  16.553       $  16.680       $  16.712
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k) ..............        1.36(n)         1.19        (0.67)          (0.76)          (0.19)           2.31
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.04(a)         2.09         2.06            1.97            2.06            0.65(m)
  Net investment income (loss) ......        2.71(a)         1.42        (0.71)          (0.74)          (0.14)           2.51(m)
Number of units outstanding at
    end of period (000 Omitted) .....         163             218           97             155             186             222

FINANCIAL HIGHLIGHTS  -- continued

                                                                        Money Market Variable Account
                                        --------------------------------------------------------------------------------------
                                                                             Compass 3 - Level 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  12.491       $  12.326    $  12.390       $  12.466       $  12.472       $  12.172
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.297       $   0.405    $   0.181       $   0.131       $   0.223       $   0.710
  Expenses ..........................      (0.118)         (0.240)      (0.245)         (0.207)         (0.229)         (0.410)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.179       $   0.165    $  (0.064)      $  (0.076)      $  (0.006)      $   0.300
  Net realized and unrealized gain
    (loss) on investments ...........        --            (0.000)(w)     --              --              --              --
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.179       $   0.165    $  (0.064)      $  (0.076)      $  (0.006)      $   0.300
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  12.670       $  12.491    $  12.326       $  12.390       $  12.466       $  12.472
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k) ..............        1.43(n)         1.34        (0.52)          (0.61)          (0.04)           2.46
Ratios (%) (to average net assets):
  Expenses (f) ......................        1.89(a)         1.94         1.91            1.82            1.91            0.65(m)
  Net investment income (loss) ......        2.87(a)         1.39        (0.48)          (0.61)          (0.01)           2.51(m)
Number of units outstanding at end
  of period (000 Omitted) ...........       2,345           2,384        2,259             896           1,113           2,835

(a) Annualized.
(d) Per unit data are based on the average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(m) Excluding mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges.
(n) Not annualized.
(w) Per unit amount was less than $0.001.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable accounts' unit class (assuming reinvestment of all distributions) held for the entire period.

                                                                    Total Return Variable Account
                                        --------------------------------------------------------------------------------------
                                                                               Compass 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  46.459       $  45.729    $  41.571       $  35.950       $  38.562       $  39.126
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.813       $   1.521    $   1.450       $   1.237       $   1.407       $   1.513
  Expenses ..........................      (0.210)         (0.970)      (0.905)         (0.800)         (0.777)         (0.830)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.603       $   0.551    $   0.545       $   0.437       $   0.630       $   0.683
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.076)          0.179        3.613           5.184          (3.242)         (1.247)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.527       $   0.730    $   4.158       $   5.621       $  (2.612)      $  (0.564)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  46.986       $  46.459    $  45.729       $  41.571       $  35.950       $  38.562
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(s) ...........        1.13(n)         1.60        10.00(b)        15.64           (6.77)          (1.44)
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.13(a)         2.12         2.11            2.10            2.08            0.85(m)
  Net investment income .............        2.52(a)         1.18         1.25            1.13            1.43            1.67(m)
Portfolio turnover (%) ..............          22              49           64              62              76             104
Number of units outstanding at end
  of period (000 Omitted) ...........       1,245           1,349        1,511           1,688           1,871           2,080

                                                                 Total Return Variable Account
                                        --------------------------------------------------------------------------------------
                                                                           Compass 3
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  45.236       $  44.592    $  40.597       $  35.160       $  37.771       $  38.380
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.765       $   1.450    $   1.375       $   1.200       $   1.360       $   1.599
  Expenses ..........................      (0.198)         (1.019)      (0.929)         (0.823)         (0.804)         (0.939)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.567       $   0.431    $   0.446       $   0.377       $   0.556       $   0.660
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.088)          0.213        3.549           5.060          (3.167)         (1.269)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.479       $   0.644    $   3.995       $   5.437       $  (2.611)      $  (0.609)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  45.715       $  45.236    $  44.592       $  40.597       $  35.160       $  37.771
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(s) ...........        1.06(n)         1.45         9.84(b)        15.46           (6.91)          (1.59)
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.28(a)         2.27         2.26            2.25            2.23            0.85(m)
  Net investment income .............        2.39(a)         0.97         1.07            1.01            1.61            1.67(m)
Portfolio turnover (%) ..............          22              49           64              62              76             104
Number of units outstanding at end
  of period (000 Omitted) ...........         175             217          315             453             634             838

FINANCIAL HIGHLIGHTS  -- continued

                                                                        Total Return Variable Account
                                        --------------------------------------------------------------------------------------
                                                                             Compass 3 - Level 2
                                        --------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                           Years Ended December 31,
                                       June 30, 2006    ----------------------------------------------------------------------
                                        (Unaudited)        2005        2004            2003            2002            2001
                                        ---------       ---------    ---------       ---------       ---------       ---------
Per unit data: (d)
  Net asset value --
    beginning of period .............   $  21.903       $  21.559    $  19.599       $  16.949       $  18.180       $  18.446
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Investment income .................   $   0.379       $   0.710    $   0.676       $   0.575       $   0.658       $   0.687
  Expenses ..........................      (0.098)         (0.457)      (0.425)         (0.376)         (0.367)         (0.382)
                                        ---------       ---------    ---------       ---------       ---------       ---------
      Net investment income .........   $   0.281       $   0.253    $   0.251       $   0.199       $   0.291       $   0.305
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions ...........      (0.033)          0.091        1.709           2.451          (1.522)         (0.571)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Change in unit value ..............   $   0.248       $   0.344    $   1.960       $   2.650       $  (1.231)      $  (0.266)
                                        ---------       ---------    ---------       ---------       ---------       ---------
  Unit value:
  Net asset value -- end of period ..   $  22.151       $  21.903    $  21.559       $  19.599       $  16.949       $  18.180
                                        =========       =========    =========       =========       =========       =========
  Total Return (%) (k)(s) ...........        1.13(n)         1.60        10.00(b)        15.64           (6.77)          (1.44)
Ratios (%) (to average net assets):
  Expenses (f) ......................        2.13(a)         2.12         2.11            2.10            2.08            0.85(m)
  Net investment income .............        3.34(a)         1.17         1.24            1.11            1.55            1.67(m)
Portfolio turnover (%) ..............          22              49           64              62              76             104
Number of units outstanding at end
  of period (000 Omitted) ...........       5,063           5,462        5,646           5,946           6,236           6,537

(a) Annualized.
(b) The account's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per unit based on the units outstanding on the day the proceeds were recorded.
(d) Per unit data are based on the average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(m) Excluding mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges.
(n) Not annualized.
(s) From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION
Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Variable Account can invest up to 100% of its portfolio in high- yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account and Total Return Variable Account can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Managers has delegated primary responsibility for determining or causing to be determined the value of the variable accounts' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Managers. Under the variable accounts' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable accounts' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the variable accounts' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable accounts' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable accounts' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the variable accounts' foreign equity securities may often be valued at fair value.

Repurchase Agreements - Each variable account may enter into repurchase agreements with institutions that the variable accounts' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The variable accounts require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the variable account to obtain those securities in the event of a default under the repurchase agreement. The variable accounts monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable accounts under each such repurchase agreement. The variable accounts, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain variable accounts invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Certain variable accounts may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward currency exchange contracts and futures contracts for the Global Governments Variable Account, futures contracts for the Government Securities Variable Account, and forward currency exchange contracts for the High Yield Variable Account.

Purchased Options - Certain variable accounts may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the variable account's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts - Certain variable accounts may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the variable accounts are required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the variable account each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the variable accounts. Upon entering into such contracts, the variable accounts bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - Certain variable accounts may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The variable accounts may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The variable accounts may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Loans and Other Direct Debt Instruments - Certain variable accounts may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable account to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. For the Money Market Variable Account, all premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. For all other variable accounts, all premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted principles; and all discount is accreted for tax reporting purposes as required by federal income tax regulations. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable account is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The variable accounts may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the variable accounts.

Fees Paid Indirectly - The variable accounts' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable accounts. This amount, for the six months ended June 30, 2006 is shown as a reduction of total expenses on the Statement of Operations.

Federal Income Taxes - The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

(3) CONTRACT CHARGES
The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 -- Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract's accumulation account and paid to the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between February 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in the current payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(5) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each variable account has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rate based on a percentage of each variable account's average daily net assets:

                                                      Annual Rate of
                                                      Management Fee              Annual Rate of
                                                      Based on Average             Management Fee
                                                      Daily Net Assets             Based on Average            Effective
                                                     Not Exceeding $300             Daily Net Assets          Management
                                                           Million           In Excess of $300 Million           Fees
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Variable Account ............          0.75%                     0.675%                    0.75%
Global Governments Variable Account ..............          0.75%                     0.675%                    0.75%
Government Securities Variable Account ...........          0.55%                     0.495%                    0.55%
High Yield Variable Account ......................          0.75%(a)                  0.675%(a)                 0.675%
Money Market Variable Account ....................          0.50%(b)                  0.50%(b)                  0.50%
Total Return Variable Account ....................          0.75%                     0.675%                    0.75%

(a) High Yield Variable Account: The investment adviser has agreed in writing to reduce its management fee to 0.675% of average daily net assets until August 31, 2006. This management fee reduction amounted to $23,484 which is shown as a reduction of total expenses in the Statement of Operations.

(b) Money Market Variable Account: The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million, which may be rescinded or changed with the Board of Managers approval. For the six months ended June 30, 2006, the variable account's average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced.

The Investment Adviser has agreed in writing to pay each variable accounts' operating expenses, exclusive of taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges, such that operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. For the six months ended June 30, 2006 each variable accounts' actual operating expenses, (except for the Global Governments Variable Account), did not exceed the limit and therefore, the investment adviser did not pay any portion of the variable accounts' expenses. For the six months ended June 30, 2006 the reduction of the Global Governments Variable Account amounted to $32,370 and is reflected as a reduction of total expenses in the Statement of Operations.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Managers. Prior to June 1, 2006, each fund was allocated a portion of these administrative costs based on its size and relative average net assets. Effective June 1, 2006, each fund is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to the following annual effective rate of the variable accounts' average daily net assets:

                                                 Capital         Global     Government     High       Money       Total
                                               Appreciation    Governments  Securities    Yield       Market     Return
                                                 Variable       Variable     Variable    Variable    Variable    Variable
                                                 Account         Account     Account     Account     Account     Account
----------------------------------------------------------------------------------------------------------------------------
Percent of average daily net assets  .........     0.0203%         0.0321%     0.0202%     0.0200%     0.0201%   0.0203%
                                                   ======          ======      ======      ======      ======    ======

Managers' and Officers' Compensation - Each variable account pays compensation to Independent Managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers or members of the Board of Managers who are affiliated with the Investment Adviser or the Sponsor. Certain officers and Managers of the variable accounts are officers or directors of MFS, MFD and MFSC.

Other - These variable accounts and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2006 the fees paid to Tarantino LLC was the following:

Capital Appreciation Variable Account ..........................    $601
Global Governments Variable Account ............................      23
Government Securities Variable Account .........................     212
High Yield Variable Account ....................................     151
Money Market Variable Account ..................................     130
Total Return Variable Account ..................................     452

(6) PORTFOLIO SECURITIES
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                Purchases           Sales
-----------------------------------------------------------------------------
Capital Appreciation Variable Account .......   $85,325,378      $115,400,221
Global Governments Variable Account .........     2,516,288         3,858,239
Government Securities Variable Account ......         4,450           398,775
High Yield Variable Account .................    26,745,345        31,385,736
Total Return Variable Account ...............    30,773,120        40,416,693

Purchases and sales of Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $361,585,000 and $364,248,000, respectively.

Purchases and sales of U.S. Government Securities, other than purchased option transactions and short-term obligations, were as follows:

                                                Purchases         Sales
---------------------------------------------------------------------------
Global Governments Variable Account .........    $ 1,365,263   $ 1,075,642
Government Securities Variable Account ......     10,880,299    15,700,546
Total Return Variable Account ...............     10,808,724    17,085,220

(7) PARTICIPANT TRANSACTIONS
The changes in net assets from changes in numbers of outstanding units were as follows:

                                                           Six Months Ended June 30, 2006 (000 Omitted)
                        ----------------------------------------------------------------------------------------------------------
                                               Transfers
                                                Between
                                                Variable             Withdrawals,
                                                Accounts              Surrenders,                              Net
                          Purchase              and Fixed           Annuitizations,           Net            Annuiti-       Net
                          Payments             Accumulation          and Contract         Accumulation        zation      Increase
                          Received                Account               Charges              Activity        Activity    (Decrease)
                        -------------         ---------------       ----------------      ----------------    --------   --------
                        Units Dollars         Units   Dollars      Units    Dollars       Units   Dollars     Dollars    Dollars
                        ----- -------         -----   -------       ----    --------      ----    --------    --------   --------
Capital Appreciation
  Variable Account
Compass 2 Contracts .    15    $  869         (40)    $(2,274)      (289)   $(16,208)     (314)   $(17,613)   $     58   $(17,555)
Compass 3 Contracts .    12       434         (53)     (1,965)       (19)       (716)      (60)     (2,247)         (1)    (2,248)
Compass 3 - Level 2
   Contracts ........    75     1,147          69       1,128       (576)     (8,881)     (432)     (6,606)        (16)    (6,622)
                              -------                --------               --------              --------    --------   --------
                              $ 2,450                $ (3,111)              $(25,805)             $(26,466)   $     41   $(26,425)
                              =======                ========               ========              ========    ========   ========
Global Governments
  Variable Account
Compass 2 Contracts .     1    $   22           0*    $    17        (15)   $   (380)      (14)   $   (341)   $      2   $   (339)
Compass 3 Contracts .     3        76          (7)       (166)        (3)        (65)       (6)       (155)         (1)      (156)
Compass 3 - Level 2
  Contracts .........     6        71           4          66        (35)       (497)      (26)       (360)         (5)      (365)
                              -------                --------               --------              --------    --------   --------
                              $   169                $    (83)              $   (942)             $   (856)   $     (4)  $   (860)
                              =======                ========               ========              ========    ========   ========
Government Securities
   Variable Account
Compass 2 Contracts .     6    $  231         (14)    $  (509)      (142)   $ (5,300)     (150)   $ (5,578)   $    108   $ (5,470)
Compass 3 Contracts .     5       131         (20)       (537)        (4)       (112)      (19)       (518)       --         (518)
Compass 3 - Level 2
  Contracts .........    15       227          41         630       (147)     (2,243)      (91)     (1,386)         (4)    (1,390)
                              -------                --------               --------              --------    --------   --------
                              $   589                $   (416)              $ (7,655)             $ (7,482)   $    104   $ (7,378)
                              =======                ========               ========              ========    ========   ========
High Yield
  Variable Account
Compass 2 Contracts .     6    $  203         (32)    $(1,209)      (106)   $ (3,969)     (132)   $ (4,975)   $    (48)  $ (5,023)
Compass 3 Contracts .     3        96          (9)       (241)        (3)        (93)       (9)       (238)          0*      (238)
Compass 3 - Level 2
   Contracts ........    11       155        (157)     (2,296)       (74)     (1,090)     (220)     (3,231)          1     (3,230)
                              -------                --------               --------              --------    --------   --------
                              $   454                $ (3,746)              $ (5,152)             $ (8,444)   $    (47)  $ (8,491)
                              =======                ========               ========              ========    ========   ========
Money Market
  Variable Account
Compass 2 Contracts .     6    $  122          21     $   430       (112)   $ (2,291)      (85)   $ (1,739)   $    (23)  $ (1,762)
Compass 3 Contracts .    15       247         (55)       (912)       (15)       (260)      (55)       (925)         (9)      (934)
Compass 3 - Level 2
  Contracts .........    33       414         234       2,958       (306)     (3,849)      (39)       (477)        (20)      (497)
                              -------                --------               --------              --------    --------   --------
                              $   783                $  2,476               $ (6,400)             $ (3,141)   $    (52)  $ (3,193)
                              =======                ========               ========              ========    ========   ========
Total Return
  Variable Account
Compass 2 Contracts .     6    $  259          24     $ 1,144       (134)   $ (6,338)     (104)   $ (4,935)   $    (93)  $ (5,028)
Compass 3 Contracts .    14       638         (39)     (1,809)       (17)       (762)      (42)     (1,933)         (4)    (1,937)
Compass 3 - Level 2
  Contracts .........    71     1,592          89       1,994       (563)    (12,549)     (403)     (8,963)        (90)    (9,053)
                              -------                --------               --------              --------    --------   --------
                              $ 2,489                $  1,329               $(19,649)             $(15,831)   $   (187)  $(16,018)
                              =======                ========               ========              ========    ========   ========

*Amount less than 500.

                                                                 Year Ended December 31, 2005 (000 Omitted)
                        ----------------------------------------------------------------------------------------------------------
                                               Transfers
                                                Between
                                                Variable             Withdrawals,
                                                Accounts              Surrenders,                              Net
                          Purchase              and Fixed           Annuitizations,           Net            Annuiti-       Net
                          Payments             Accumulation          and Contract         Accumulation        zation      Increase
                          Received                Account               Charges              Activity        Activity    (Decrease)
                        -------------         ---------------       ----------------      ----------------    --------   --------
                        Units Dollars         Units   Dollars      Units    Dollars       Units   Dollars     Dollars    Dollars
                        ----- -------         -----   -------       ----    --------      ----    --------    --------   --------
Capital Appreciation
  Variable Account
Compass 2 Contracts .   35    $ 1,936         (21)    $(1,091)      (540)   $(29,700)     (526)   $(28,855)   $   (212)  $(29,067)
Compass 3 Contracts .   38      1,358        (152)     (5,445)       (62)     (2,250)     (176)     (6,337)          0*    (6,337)
Compass 3 - Level 2
  Contracts .........  171      2,563         412       6,242     (1,133)    (16,995)     (550)     (8,190)         (7)    (8,197)
                              -------                --------               --------              --------    --------   --------
                              $ 5,857                $   (294)              $(48,945)             $(43,382)   $   (219)  $(43,601)
                              =======                ========               ========              ========    ========   ========
Global Governments
  Variable Account
Compass 2 Contracts .    1    $    29          12    $    324        (25)   $   (653)      (12)   $   (300)   $      1   $   (299)
Compass 3 Contracts .    4        103           0*          7         (6)       (157)       (2)        (47)         (3)       (50)
Compass 3 - Level 2
  Contracts .........   16        234          43         646        (91)     (1,359)      (32)       (479)         (1)      (480)
                              -------                --------               --------              --------    --------   --------
                              $   366                $    977               $ (2,169)             $   (826)   $     (3)  $   (829)
                              =======                ========               ========              ========    ========   ========
Government Securities
  Variable Account
Compass 2 Contracts .   31    $ 1,174           7    $    275       (311)   $(11,710)     (273)   $(10,261)   $    (68)  $(10,329)
Compass 3 Contracts .   13        341         (29)       (746)       (15)       (383)      (31)       (788)       --         (788)
Compass 3 - Level 2
  Contracts .........   51        788          84       1,292       (232)     (3,571)      (97)     (1,491)        (10)    (1,501)
                              -------                --------               --------              --------    --------   --------
                              $ 2,303                $    821               $(15,664)             $(12,540)   $    (78)  $(12,618)
                              =======                ========               ========              ========    ========   ========
High Yield
  Variable Account
Compass 2 Contracts .   18    $   671         (27)    $(1,007)      (269)   $ (9,848)     (278)   $(10,184)   $   (200)  $(10,384)
Compass 3 Contracts .    9        250         (15)       (416)       (14)       (371)      (20)       (537)         (8)      (545)
Compass 3 - Level 2
  Contracts .........   21        306         100       1,381       (155)     (2,231)      (34)       (544)        (14)      (558)
                              -------                --------               --------              --------    --------   --------
                              $ 1,227                $    (42)              $(12,450)             $(11,265)   $   (222)  $(11,487)
                              =======                ========               ========              ========    ========   ========
Money Market
  Variable Account
Compass 2 Contracts .   12    $   326         349     $ 7,007        (242)  $ (4,879)      119    $  2,454    $      9   $  2,463
Compass 3 Contracts .   33        568         142       2,330         (54)      (884)      121       2,014           4      2,018
Compass 3 - Level 2
  Contracts .........   71        904       2,082      25,741      (2,028)   (25,133)      125       1,512          56      1,568
                              -------                --------               --------              --------    --------   --------
                              $ 1,798                $ 35,078               $(30,896)             $  5,980    $     69   $  6,049
                              =======                ========               ========              ========    ========   ========
Total Return
  Variable Account
Compass 2 Contracts .   11    $   557         104     $ 4,770       (277)   $(12,683)     (162)   $ (7,356)   $   (135)  $ (7,491)
Compass 3 Contracts .   31      1,416         (84)     (3,724)       (45)     (2,024)      (98)     (4,332)        (86)    (4,418)
Compass 3 - Level 2
  Contracts .........  156      3,366         635      13,743       (975)    (21,072)     (184)     (3,963)       (119)    (4,082)
                              -------                --------               --------              --------    --------   --------
                              $ 5,339                $ 14,789               $(35,779)             $(15,651)   $   (340)  $(15,991)
                              =======                ========               ========              ========    ========   ========

*Amount less than 500.

(8) LINE OF CREDIT
The variable accounts and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the variable accounts and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each variable account for the six months ended June 30, 2006 is included in miscellaneous expense on the statement of operations and was as follows:

                                                           Commitment fee
-------------------------------------------------------------------------
Capital Appreciation Variable Account ....................     $1,387
Global Governments Variable Account ......................         53
Government Securities Variable Account ...................        485
High Yield Variable Account ..............................        351
Money Market Variable Account ............................         98
Total Return Variable Account ............................      1,043

The variable accounts had no significant borrowings during the six months ended June 30, 2006.

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the accounts' Investment Advisory Agreement with MFS will be available on or before November 1, 2006 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the accounts' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The accounts' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

Sun Life Financial Distributors Inc.

                                                               COUS-SEM-6/06 24M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GOVERNMENT SECURITIES VARIABLE ACCOUNT
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 23, 2006
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 23, 2006
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2006
      ---------------


* Print name and title of each signing officer under his or her signature.